UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07239
Name of Registrant: VANGUARD HORIZON FUNDS
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30
Date of reporting period: June 30, 2017
Item 1: Schedule of Investments

Vanguard Capital Opportunity Fund

Schedule of Investments (unaudited)
As of June 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (97.4%)
Consumer Discretionary (9.4%)
*,^ CarMax Inc.		3,705,297	233,656
*,^ Tesla Inc.		632,566	228,742
	Carnival Corp.	3,487,600	228,682
	Royal Caribbean Cruises Ltd.	1,907,000	208,302
	TJX Cos. Inc.	2,600,900	187,707
*	Norwegian Cruise Line Holdings Ltd.	1,375,200	74,660
*	Amazon.com Inc.	70,120	67,876
	Sony Corp. ADR	1,645,800	62,853
	Ross Stores Inc.	613,100	35,394
	Gildan Activewear Inc. Class A	1,050,000	32,266
	L Brands Inc.	495,700	26,713
*	Shutterfly Inc.	480,000	22,800
	Las Vegas Sands Corp.	340,000	21,723
	Tribune Media Co. Class A	505,521	20,610
	Marriott International Inc. Class A	140,000	14,043
	Bed Bath & Beyond Inc.	254,600	7,740
	Newell Brands Inc.	141,200	7,571
	Hilton Worldwide Holdings Inc.	81,333	5,030
	Lowe's Cos. Inc.	59,200	4,590
	CBS Corp. Class B	50,000	3,189
	Lions Gate Entertainment Corp. Class A	112,500	3,175
*	Lions Gate Entertainment Corp. Class B	117,500	3,088
*	Ascena Retail Group Inc.	1,175,200	2,527
	Signet Jewelers Ltd.	39,700	2,511
	Carter's Inc.	23,120	2,056
*	tronc Inc.	120,000	1,547
*	AutoZone Inc.	2,475	1,412
			1,510,463
Energy (0.3%)
	Cabot Oil & Gas Corp.	1,300,000	32,604
*	Southwestern Energy Co.	2,700,000	16,416
	Schlumberger Ltd.	35,000	2,304
			51,324
Financials (4.3%)
	Charles Schwab Corp.	5,247,000	225,411
*	E*TRADE Financial Corp.	4,168,629	158,533
	Northern Trust Corp.	1,060,851	103,125
	JPMorgan Chase & Co.	867,236	79,265
	Discover Financial Services	739,688	46,001
	Bank of America Corp.	1,255,317	30,454
	CME Group Inc.	200,554	25,118
	Progressive Corp.	436,502	19,246
	Travelers Cos. Inc.	66,174	8,373
	Chubb Ltd.	2,407	350
			695,876
Health Care (29.1%)
*	Biogen Inc.	2,630,438	713,796
	Eli Lilly & Co.	7,660,100	630,426

	Amgen Inc.	3,569,000	614,689
*	BioMarin Pharmaceutical Inc.	4,685,000	425,492
	Roche Holding AG	1,506,800	385,010
	Novartis AG ADR	3,105,200	259,191
*	QIAGEN NV	7,687,814	257,772
*	Illumina Inc.	1,168,900	202,828
*	Boston Scientific Corp.	6,386,400	177,031
*	Alkermes plc	2,464,023	142,839
	Medtronic plc	1,440,000	127,800
	Bristol-Myers Squibb Co.	2,257,500	125,788
	Thermo Fisher Scientific Inc.	617,100	107,665
*	Seattle Genetics Inc.	1,860,500	96,262
*	Bioverativ Inc.	1,315,219	79,137
	PerkinElmer Inc.	1,037,000	70,661
*	Edwards Lifesciences Corp.	560,000	66,214
	Abbott Laboratories	1,299,600	63,174
*	Charles River Laboratories International Inc.	410,000	41,472
	AstraZeneca plc ADR	871,500	29,709
*	Waters Corp.	141,000	25,921
	Agilent Technologies Inc.	233,000	13,819
	Merck & Co. Inc.	198,400	12,716
	Zimmer Biomet Holdings Inc.	98,800	12,686
*,^ ImmunoGen Inc.		957,500	6,808
*	Cerner Corp.	10,000	665
			4,689,571
Industrials (19.6%)
	Southwest Airlines Co.	10,985,800	682,658
	FedEx Corp.	2,436,474	529,519
*	United Continental Holdings Inc.	4,626,200	348,122
	American Airlines Group Inc.	5,879,400	295,851
	Delta Air Lines Inc.	4,812,000	258,597
	Airbus SE	2,798,040	230,910
*	JetBlue Airways Corp.	7,485,150	170,886
	Jacobs Engineering Group Inc.	2,648,419	144,047
	Rockwell Automation Inc.	445,450	72,145
	IDEX Corp.	595,900	67,343
*	AECOM	2,000,000	64,660
	Caterpillar Inc.	565,000	60,715
^	Ritchie Bros Auctioneers Inc.	2,003,346	57,576
	Union Pacific Corp.	452,000	49,227
	Old Dominion Freight Line Inc.	504,500	48,049
	Curtiss-Wright Corp.	350,000	32,123
	Textron Inc.	533,000	25,104
*	Esterline Technologies Corp.	127,899	12,125
*	Spirit Airlines Inc.	198,235	10,239
			3,159,896
Information Technology (32.9%)
	NVIDIA Corp.	3,222,300	465,816
*	Adobe Systems Inc.	3,146,000	444,970
*	Alibaba Group Holding Ltd. ADR	2,247,400	316,659
	Texas Instruments Inc.	3,964,200	304,966
	NetApp Inc.	7,456,200	298,621
	Microsoft Corp.	4,222,000	291,022
*	Alphabet Inc. Class C	282,932	257,109
*	Alphabet Inc. Class A	273,420	254,193
*	Flex Ltd.	15,231,702	248,429

	Corning Inc.	8,080,000	242,804
*	Trimble Inc.	6,705,400	239,182
*	Micron Technology Inc.	7,025,800	209,790
	KLA-Tencor Corp.	1,494,000	136,716
	Visa Inc. Class A	1,269,400	119,044
*,1 Descartes Systems Group Inc.		4,645,000	113,106
	ASML Holding NV	800,000	104,248
*	Cree Inc.	3,944,900	97,242
*	BlackBerry Ltd.	9,408,200	93,988
	QUALCOMM Inc.	1,675,300	92,510
*	Splunk Inc.	1,200,300	68,285
	Plantronics Inc.	1,150,000	60,156
	Hewlett Packard Enterprise Co.	3,323,000	55,129
*	NeuStar Inc. Class A	1,623,416	54,141
*	Rambus Inc.	4,699,180	53,712
*,^ VMware Inc. Class A		607,700	53,131
*	Electronic Arts Inc.	500,000	52,860
	HP Inc.	2,860,000	49,993
*	Entegris Inc.	2,019,231	44,322
*	Nuance Communications Inc.	2,325,000	40,478
	Intuit Inc.	300,000	39,843
	Jabil Inc.	1,189,300	34,716
*	FormFactor Inc.	2,791,300	34,612
	Telefonaktiebolaget LM Ericsson ADR	4,730,000	33,914
*	PayPal Holdings Inc.	580,000	31,129
*	Altaba Inc.	553,800	30,171
*	eBay Inc.	859,500	30,014
*	Keysight Technologies Inc.	732,000	28,497
	Western Digital Corp.	302,439	26,796
*	Dell Technologies Inc. Class V	413,606	25,275
	Analog Devices Inc.	320,000	24,896
	Apple Inc.	170,000	24,483
	DXC Technology Co.	231,511	17,761
	Teradyne Inc.	535,000	16,066
	Mastercard Inc. Class A	129,000	15,667
*	Ciena Corp.	500,000	12,510
*	Mobileye NV	117,431	7,375
*	salesforce.com Inc.	84,700	7,335
			5,303,682
Materials (1.7%)
	Monsanto Co.	2,318,786	274,451

Telecommunication Services (0.1%)
	AT&T Inc.	403,426	15,221
*	Sprint Corp.	230,000	1,888
*	T-Mobile US Inc.	12,500	758
			17,867
Total Common Stocks (Cost $6,831,768)			15,703,130

	Coupon
Temporary Cash Investment (3.4%)
Money Market Fund (3.4%)
2,3 Vanguard Market Liquidity Fund (Cost $541,567)	1.181%	5,415,303	541,639
Total Investments (100.8%) (Cost $7,373,335)			16,244,769
Other Assets and Liabilities-Net (-0.8%)3			(124,805)
Net Assets (100%)			16,119,964

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $113,982,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $116,707,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Capital Opportunity Fund

The following table summarizes the market value of the fund's investments as of June 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	15,087,210	615,920	—
Temporary Cash Investments	541,639	—	—
Total	15,628,849	615,920	—

D. At June 30, 2017, the cost of investment securities for tax purposes was $7,373,335,000. Net unrealized appreciation of investment securities for tax purposes was $8,871,434,000, consisting of unrealized gains of $9,047,021,000 on securities that had risen in value since their purchase and $175,587,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Sept. 30, 2016		from		Capital Gain	June 30, 2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Descartes Systems Group
Inc.	99,960	—	—	—	—	113,106
FormFactor Inc.	63,035	—	38,789	—	—	NA2
Vanguard Market Liquidity
Fund	536,979	NA3	NA3	2,965	—	541,639
Total	699,974			2,965	—	654,745

1 Includes net realized gain (loss) on affiliated investment securities sold of ($72,537,000).
2 Not applicable—at June 30, 2017, the security was still held, but the issuer was no longer an affiliated company of the fund.
3 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Strategic Equity Fund

Schedule of Investments (unaudited)
As of June 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)1
Consumer Discretionary (14.4%)
	Best Buy Co. Inc.	1,241,769	71,191
	Darden Restaurants Inc.	734,718	66,448
*	Burlington Stores Inc.	597,722	54,984
	Lear Corp.	378,577	53,788
	Children's Place Inc.	511,506	52,225
*,^ American Outdoor Brands Corp.		2,346,189	51,992
*	Liberty Media Corp-Liberty SiriusXM Class A	1,072,668	45,031
	Big Lots Inc.	850,392	41,074
*	iRobot Corp.	485,118	40,818
	Bloomin' Brands Inc.	1,838,404	39,029
	Brinker International Inc.	880,197	33,535
*	American Axle & Manufacturing Holdings Inc.	1,899,259	29,628
	Leggett & Platt Inc.	523,381	27,493
	Tailored Brands Inc.	2,139,565	23,878
*	Michael Kors Holdings Ltd.	654,124	23,712
*	MSG Networks Inc.	1,001,436	22,482
	Nutrisystem Inc.	346,339	18,027
*	Liberty Media Corp-Liberty SiriusXM Class C	397,579	16,579
	Regal Entertainment Group Class A	789,511	16,153
	Domino's Pizza Inc.	73,427	15,532
	Tupperware Brands Corp.	212,603	14,931
	News Corp. Class B	1,016,083	14,378
	Bob Evans Farms Inc.	194,914	14,001
*	NVR Inc.	5,082	12,251
	Boyd Gaming Corp.	484,888	12,030
	Strayer Education Inc.	127,440	11,880
	Sturm Ruger & Co. Inc.	190,541	11,842
*	Taylor Morrison Home Corp. Class A	452,513	10,865
	DR Horton Inc.	303,284	10,485
*	Cooper-Standard Holdings Inc.	95,489	9,632
	Chico's FAS Inc.	912,981	8,600
	Whirlpool Corp.	43,569	8,349
*	Select Comfort Corp.	228,182	8,098
	Hasbro Inc.	71,774	8,004
	Toll Brothers Inc.	200,540	7,923
*	Discovery Communications Inc. Class A	288,216	7,445
	H&R Block Inc.	233,629	7,221
	Kohl's Corp.	158,688	6,136
	Cheesecake Factory Inc.	115,932	5,831
	Group 1 Automotive Inc.	81,715	5,174
*	Adtalem Global Education Inc.	135,048	5,125
	Office Depot Inc.	772,263	4,356
*	Iconix Brand Group Inc.	591,446	4,087
	Coach Inc.	74,914	3,546
	World Wrestling Entertainment Inc. Class A	165,336	3,368
*	Scientific Games Corp. Class A	117,604	3,069
*	Sotheby's	52,491	2,817
	Pier 1 Imports Inc.	500,273	2,596
*	Francesca's Holdings Corp.	224,200	2,453

	Sinclair Broadcast Group Inc. Class A	73,165	2,407
	Wolverine World Wide Inc.	82,924	2,323
*	Hovnanian Enterprises Inc. Class A	748,532	2,096
	Cable One Inc.	2,634	1,872
	PetMed Express Inc.	41,618	1,690
	Capella Education Co.	19,541	1,673
*	Chegg Inc.	130,393	1,603
	New York Times Co. Class A	88,568	1,568
	Barnes & Noble Inc.	197,168	1,498
	MDC Holdings Inc.	41,596	1,470
	Meredith Corp.	24,581	1,461
	Nordstrom Inc.	29,728	1,422
*	Denny's Corp.	115,260	1,357
			992,532
Consumer Staples (3.3%)
	Nu Skin Enterprises Inc. Class A	532,247	33,446
	Dean Foods Co.	1,748,446	29,724
	Conagra Brands Inc.	761,164	27,219
	Tyson Foods Inc. Class A	425,707	26,662
	Universal Corp.	314,769	20,366
	Bunge Ltd.	193,256	14,417
*	SUPERVALU Inc.	4,097,869	13,482
*	HRG Group Inc.	749,375	13,271
*	US Foods Holding Corp.	284,044	7,732
^	Natural Health Trends Corp.	212,101	5,907
*	Avon Products Inc.	1,349,679	5,129
	Ingles Markets Inc. Class A	151,732	5,053
	Sanderson Farms Inc.	41,630	4,814
	SpartanNash Co.	180,442	4,684
	National Beverage Corp.	31,668	2,963
	Fresh Del Monte Produce Inc.	52,106	2,653
*	Central Garden & Pet Co.	79,380	2,523
*	USANA Health Sciences Inc.	34,795	2,230
*	Central Garden & Pet Co. Class A	64,419	1,934
*	United Natural Foods Inc.	34,390	1,262
	Spectrum Brands Holdings Inc.	2,991	374
			225,845
Energy (4.1%)
*,^ Chesapeake Energy Corp.		11,790,692	58,600
*	Newfield Exploration Co.	1,944,221	55,333
*,^ Sanchez Energy Corp.		3,703,500	26,591
*	Southwestern Energy Co.	3,497,251	21,263
*	Laredo Petroleum Inc.	1,746,489	18,373
*,^ Denbury Resources Inc.		10,662,041	16,313
*	Energen Corp.	303,291	14,973
*,^ Resolute Energy Corp.		411,940	12,263
*	Unit Corp.	545,894	10,225
*	McDermott International Inc.	1,357,149	9,731
	Delek US Holdings Inc.	365,404	9,661
^	RPC Inc.	380,638	7,693
	ONEOK Inc.	96,455	5,031
*	Enbridge Energy Management LLC	299,712	4,619
*,^ Diamond Offshore Drilling Inc.		330,272	3,577
	Cimarex Energy Co.	37,214	3,498
	Archrock Inc.	281,620	3,210
*	REX American Resources Corp.	19,548	1,888

*	Renewable Energy Group Inc.	143,591	1,859
*,^ Northern Oil and Gas Inc.		804,700	1,127
			285,828
Financials (15.7%)
	Fifth Third Bancorp	2,827,421	73,400
	Regions Financial Corp.	5,012,917	73,389
	Citizens Financial Group Inc.	2,051,442	73,195
	Everest Re Group Ltd.	260,756	66,386
	MSCI Inc. Class A	619,799	63,833
*	E*TRADE Financial Corp.	1,641,600	62,430
	Navient Corp.	3,693,362	61,494
	Assured Guaranty Ltd.	1,467,344	61,247
	Lincoln National Corp.	814,716	55,058
	Primerica Inc.	661,345	50,097
	Unum Group	982,104	45,796
	Zions Bancorporation	978,353	42,959
*	MGIC Investment Corp.	3,548,468	39,743
	Popular Inc.	821,459	34,263
	Washington Federal Inc.	829,060	27,525
	Comerica Inc.	359,432	26,325
*	Essent Group Ltd.	670,781	24,913
*	Walker & Dunlop Inc.	493,985	24,121
*	World Acceptance Corp.	317,593	23,791
	Leucadia National Corp.	796,225	20,829
	Synovus Financial Corp.	427,669	18,920
	Universal Insurance Holdings Inc.	599,248	15,101
	East West Bancorp Inc.	229,310	13,433
	Ally Financial Inc.	514,508	10,753
	Cathay General Bancorp	238,073	9,035
	Principal Financial Group Inc.	137,550	8,813
	Reinsurance Group of America Inc. Class A	60,919	7,821
	LPL Financial Holdings Inc.	162,590	6,904
	Evercore Partners Inc. Class A	95,934	6,763
	Nelnet Inc. Class A	121,712	5,722
*	INTL. FCStone Inc.	149,464	5,644
*	Flagstar Bancorp Inc.	163,300	5,033
	Federal Agricultural Mortgage Corp.	48,505	3,138
*	Nationstar Mortgage Holdings Inc.	110,847	1,983
	Central Pacific Financial Corp.	62,651	1,972
*	NMI Holdings Inc. Class A	157,735	1,806
	Heritage Insurance Holdings Inc.	124,812	1,625
	HCI Group Inc.	33,646	1,581
	Great Southern Bancorp Inc.	29,000	1,551
	Virtus Investment Partners Inc.	13,299	1,476
*,^ BofI Holding Inc.		59,735	1,417
	TCF Financial Corp.	87,041	1,387
*	Green Dot Corp. Class A	35,058	1,351
	Greenhill & Co. Inc.	67,152	1,350
	Erie Indemnity Co. Class A	8,312	1,040
			1,086,413
Health Care (11.0%)
*	WellCare Health Plans Inc.	360,309	64,697
*	Charles River Laboratories International Inc.	621,197	62,834
*	Masimo Corp.	647,449	59,034
*	INC Research Holdings Inc. Class A	1,001,832	58,607
*	PRA Health Sciences Inc.	772,717	57,962

* Quintiles IMS Holdings Inc.	568,098	50,845
* IDEXX Laboratories Inc.	296,449	47,853
* Tivity Health Inc.	1,041,964	41,522
* Array BioPharma Inc.	4,582,344	38,354
* Veeva Systems Inc. Class A	602,741	36,954
Chemed Corp.	171,935	35,166
* Exelixis Inc.	1,407,430	34,665
* Prestige Brands Holdings Inc.	558,337	29,486
* Hologic Inc.	565,269	25,652
Quest Diagnostics Inc.	228,231	25,370
* Centene Corp.	180,987	14,457
* OraSure Technologies Inc.	656,198	11,326
* Align Technology Inc.	65,566	9,843
* Mettler-Toledo International Inc.	12,786	7,525
Hill-Rom Holdings Inc.	88,631	7,056
* Inogen Inc.	68,097	6,498
Agilent Technologies Inc.	91,968	5,455
Bruker Corp.	188,365	5,432
* Halyard Health Inc.	133,742	5,253
* HMS Holdings Corp.	233,049	4,311
Owens & Minor Inc.	100,792	3,245
* Cardiovascular Systems Inc.	56,558	1,823
* BioCryst Pharmaceuticals Inc.	280,642	1,560
* Wright Medical Group NV	53,055	1,459
* Infinity Pharmaceuticals Inc.	835,150	1,311
* Coherus Biosciences Inc.	67,314	966
* PDL BioPharma Inc.	81,600	202
		756,723
Industrials (14.7%)
* United Rentals Inc.	581,060	65,491
Owens Corning	964,887	64,570
ManpowerGroup Inc.	569,543	63,589
Spirit AeroSystems Holdings Inc. Class A	1,056,235	61,198
Wabash National Corp.	2,488,945	54,707
Huntington Ingalls Industries Inc.	277,646	51,687
Greenbrier Cos. Inc.	1,081,927	50,039
* Hawaiian Holdings Inc.	1,011,229	47,477
* Meritor Inc.	2,505,457	41,616
* XPO Logistics Inc.	619,746	40,054
* MasTec Inc.	861,695	38,906
L3 Technologies Inc.	228,214	38,130
GATX Corp.	555,443	35,698
Oshkosh Corp.	397,151	27,356
Brink's Co.	382,739	25,643
SkyWest Inc.	686,939	24,112
Quad/Graphics Inc.	860,813	19,730
General Cable Corp.	1,036,630	16,949
Argan Inc.	229,227	13,754
Herman Miller Inc.	413,853	12,581
* Swift Transportation Co.	473,861	12,557
* Chart Industries Inc.	342,638	11,900
Insperity Inc.	161,659	11,478
* TriNet Group Inc.	344,803	11,289
Allison Transmission Holdings Inc.	277,058	10,392
Pitney Bowes Inc.	674,426	10,184
* Trex Co. Inc.	143,276	9,694
Kennametal Inc.	230,669	8,632

	Global Brass & Copper Holdings Inc.	281,610	8,603
	Republic Services Inc. Class A	130,493	8,316
	Robert Half International Inc.	172,674	8,276
	Steelcase Inc. Class A	590,677	8,269
	Timken Co.	159,467	7,375
	Brady Corp. Class A	213,195	7,227
	BWX Technologies Inc.	145,493	7,093
*	ACCO Brands Corp.	557,009	6,489
	LSC Communications Inc.	291,428	6,237
	Triumph Group Inc.	185,116	5,850
	Dun & Bradstreet Corp.	41,481	4,486
*	Advisory Board Co.	79,172	4,077
	Aircastle Ltd.	164,946	3,588
	Toro Co.	50,900	3,527
	Ennis Inc.	180,404	3,446
*	Gibraltar Industries Inc.	93,283	3,326
*	TrueBlue Inc.	125,241	3,319
*	Rush Enterprises Inc. Class A	85,050	3,162
	MSA Safety Inc.	35,311	2,866
*	AECOM	82,231	2,659
*	SPX Corp.	97,540	2,454
*	Harsco Corp.	152,160	2,450
	Knoll Inc.	121,464	2,435
*	Continental Building Products Inc.	104,000	2,423
	Regal Beloit Corp.	29,577	2,412
	Applied Industrial Technologies Inc.	36,800	2,173
*	Univar Inc.	72,865	2,128
	Briggs & Stratton Corp.	80,855	1,949
*	ICF International Inc.	34,494	1,625
*	American Woodmark Corp.	16,149	1,543
*	NCI Building Systems Inc.	88,162	1,472
*	YRC Worldwide Inc.	132,385	1,472
*	Atkore International Group Inc.	63,763	1,438
	Insteel Industries Inc.	43,500	1,434
	Orbital ATK Inc.	14,174	1,394
*	Energy Recovery Inc.	161,025	1,335
*	Navigant Consulting Inc.	64,800	1,280
			1,019,021
Information Technology (16.6%)
	CDW Corp.	1,030,178	64,417
*,^ Advanced Micro Devices Inc.		4,900,943	61,164
*	First Data Corp. Class A	3,359,348	61,140
	CSRA Inc.	1,900,171	60,331
	SYNNEX Corp.	476,329	57,140
	Booz Allen Hamilton Holding Corp. Class A	1,732,319	56,370
*	Cirrus Logic Inc.	896,107	56,204
	Seagate Technology plc	1,423,539	55,162
*	Square Inc.	2,245,662	52,683
*	Aspen Technology Inc.	937,693	51,817
	Science Applications International Corp.	742,571	51,549
	DXC Technology Co.	667,528	51,213
*	Tech Data Corp.	494,812	49,976
*	TTM Technologies Inc.	2,851,003	49,493
	NVIDIA Corp.	302,694	43,758
*	NCR Corp.	1,010,121	41,253
*,^ Synaptics Inc.		710,333	36,731
*	GoDaddy Inc. Class A	854,670	36,255

*	CACI International Inc. Class A	214,581	26,833
*	Teradata Corp.	888,284	26,196
*	Amkor Technology Inc.	1,946,574	19,018
*,^ Match Group Inc.		620,394	10,783
*	Box Inc.	544,338	9,929
	CSG Systems International Inc.	243,966	9,900
*	Sykes Enterprises Inc.	278,260	9,330
	Leidos Holdings Inc.	166,400	8,601
	MercadoLibre Inc.	32,672	8,197
	CDK Global Inc.	117,423	7,287
*	Manhattan Associates Inc.	149,670	7,193
	Travelport Worldwide Ltd.	483,258	6,650
*	Advanced Energy Industries Inc.	98,693	6,385
*	Cadence Design Systems Inc.	176,900	5,924
*	Cardtronics plc Class A	174,644	5,739
*	Unisys Corp.	443,384	5,675
*	Blucora Inc.	252,782	5,359
*	Five9 Inc.	237,293	5,107
*	Anixter International Inc.	63,578	4,972
*	TrueCar Inc.	193,444	3,855
	Pegasystems Inc.	53,299	3,110
	ManTech International Corp. Class A	69,800	2,888
	Brooks Automation Inc.	110,890	2,405
*	ePlus Inc.	28,357	2,101
*	Alpha & Omega Semiconductor Ltd.	109,740	1,829
*	Extreme Networks Inc.	190,670	1,758
*	Sanmina Corp.	45,682	1,741
*	Itron Inc.	19,550	1,325
*	Rocket Fuel Inc.	279,400	768
			1,147,514
Materials (6.2%)
	Steel Dynamics Inc.	1,791,723	64,162
	Huntsman Corp.	2,424,994	62,662
	Chemours Co.	1,556,374	59,018
	Trinseo SA	841,638	57,820
*	Freeport-McMoRan Inc.	2,969,925	35,669
*,^ Cliffs Natural Resources Inc.		4,419,175	30,581
*	AK Steel Holding Corp.	3,742,774	24,590
	Cabot Corp.	388,893	20,778
*	Owens-Illinois Inc.	553,685	13,244
*	Louisiana-Pacific Corp.	460,202	11,095
	Greif Inc. Class A	180,816	10,086
*	Alcoa Corp.	308,897	10,085
	Albemarle Corp.	78,990	8,337
	Rayonier Advanced Materials Inc.	495,203	7,785
	Valvoline Inc.	192,765	4,572
*	Koppers Holdings Inc.	118,493	4,283
	Worthington Industries Inc.	30,719	1,543
	Commercial Metals Co.	36,018	700
			427,010
Real Estate (9.0%)
	Hospitality Properties Trust	1,899,505	55,371
	GEO Group Inc.	1,632,716	48,279
	Gaming and Leisure Properties Inc.	1,044,368	39,341
	Senior Housing Properties Trust	1,902,160	38,880
	Lexington Realty Trust	3,883,935	38,490

^ CBL & Associates Properties Inc.	4,476,541	37,737
Ryman Hospitality Properties Inc.	535,098	34,252
LaSalle Hotel Properties	1,063,905	31,704
^ Government Properties Income Trust	1,527,560	27,970
Summit Hotel Properties Inc.	1,478,878	27,581
Uniti Group Inc.	1,024,615	25,759
Omega Healthcare Investors Inc.	756,967	24,995
Sunstone Hotel Investors Inc.	1,317,632	21,240
Sabra Health Care REIT Inc.	860,531	20,739
Colony NorthStar Inc. Class A	1,212,216	17,080
RLJ Lodging Trust	776,266	15,424
Washington Prime Group Inc.	1,622,829	13,583
CoreCivic Inc.	489,089	13,489
Ashford Hospitality Trust Inc.	1,747,462	10,625
Medical Properties Trust Inc.	768,441	9,890
Select Income REIT	343,962	8,265
DiamondRock Hospitality Co.	729,467	7,988
Brandywine Realty Trust	442,180	7,751
* CBRE Group Inc. Class A	189,851	6,911
Outfront Media Inc.	267,271	6,179
Xenia Hotels & Resorts Inc.	269,097	5,212
EPR Properties	65,176	4,684
Pebblebrook Hotel Trust	135,166	4,358
New Senior Investment Group Inc.	277,906	2,793
Potlatch Corp.	60,433	2,762
NorthStar Realty Europe Corp.	200,945	2,548
Universal Health Realty Income Trust	22,200	1,766
Piedmont Office Realty Trust Inc. Class A	71,200	1,501
MGM Growth Properties LLC Class A	48,552	1,417
Global Net Lease Inc.	61,666	1,372
RAIT Financial Trust	625,645	1,370
STAG Industrial Inc.	49,380	1,363
		620,669
Telecommunication Services (0.3%)
* Zayo Group Holdings Inc.	423,538	13,087
Windstream Holdings Inc.	1,628,947	6,320
Cincinnati Bell Inc.	116,771	2,283
		21,690
Utilities (4.3%)
FirstEnergy Corp.	2,258,008	65,843
CenterPoint Energy Inc.	1,939,135	53,094
UGI Corp.	1,080,635	52,314
Entergy Corp.	561,309	43,092
MDU Resources Group Inc.	1,621,214	42,476
National Fuel Gas Co.	321,333	17,943
AES Corp.	1,448,595	16,094
^ Spark Energy Inc. Class A	148,954	2,800
Southwest Gas Holdings Inc.	24,023	1,755
Vectren Corp.	23,352	1,365
PNM Resources Inc.	35,370	1,353
MGE Energy Inc.	20,472	1,317
		299,446
Total Common Stocks (Cost $5,775,342)		6,882,691

		Coupon
Temporary Cash Investments (1.4%)1
Money Market Fund (1.4%)
2,3 Vanguard Market Liquidity Fund		1.181%		969,171	96,936

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	0.602%	7/20/17	700	700
4	United States Treasury Bill	0.927%	8/24/17	100	100
4	United States Treasury Bill	0.990%	9/21/17	300	299
4	United States Treasury Bill	0.980%	10/5/17	450	449
					1,548
Total Temporary Cash Investments (Cost $98,473)					98,484
Total Investments (101.0%) (Cost $5,873,815)					6,981,175
Other Assets and Liabilities-Net (-1.0%)3					(66,665)
Net Assets (100%)					6,914,510

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $60,843,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $66,853,000 of collateral received for securities on loan.
4 Securities with a value of $1,548,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Strategic Equity Fund

The following table summarizes the market value of the fund's investments as of June 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,882,691	—	—
Temporary Cash Investments	96,936	1,548	—
Futures Contracts—Assets[1]	7	—	—
Futures Contracts—Liabilities[1]	(51)	—	—
Total	6,979,583	1,548	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At June 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	September 2017	258	18,244	(21)
E-mini S&P Mid-Cap 400 Index	September 2017	54	9,429	(63)
				(84)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At June 30, 2017, the cost of investment securities for tax purposes was $5,873,846,000. Net unrealized appreciation of investment securities for tax purposes was $1,107,329,000, consisting of unrealized gains of $1,362,016,000 on securities that had risen in value since their purchase and $254,687,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Global Equity Fund

Schedule of Investments (unaudited)
As of June 30, 2017

		Market
		Value
	Shares	($000)
Common Stocks (96.7%)1
Australia (1.6%)
Qantas Airways Ltd.	4,185,755	18,399
Aristocrat Leisure Ltd.	895,363	15,523
Brambles Ltd.	1,452,541	10,862
BlueScope Steel Ltd.	849,469	8,600
Cochlear Ltd.	28,660	3,423
Orica Ltd.	117,927	1,874
ALS Ltd.	323,358	1,851
Coca-Cola Amatil Ltd.	253,251	1,797
Alumina Ltd.	1,167,744	1,720
Cleanaway Waste Management Ltd.	1,577,615	1,667
GUD Holdings Ltd.	140,494	1,394
Asaleo Care Ltd.	1,119,934	1,264
Fairfax Media Ltd.	1,471,752	1,245
Newcrest Mining Ltd.	75,441	1,171
carsales.com Ltd.	123,070	1,090
DuluxGroup Ltd.	198,009	1,056
South32 Ltd.	483,979	997
Caltex Australia Ltd.	35,146	853
Iluka Resources Ltd.	124,208	828
Spotless Group Holdings Ltd.	886,901	783
BHP Billiton Ltd.	38,528	687
* Metcash Ltd.	369,276	681
National Australia Bank Ltd.	24,222	551
Amcor Ltd.	37,072	462
* Sigma Healthcare Ltd.	416,660	287
* Santos Ltd.	75,965	177
Orora Ltd.	80,356	177
Commonwealth Bank of Australia	2,458	156
DWS Ltd.	20,643	24
Cedar Woods Properties Ltd.	5,798	23
RXP Services Ltd.	34,325	20
		79,642
Austria (0.1%)
OMV AG	69,391	3,604
Wienerberger AG	38,888	885
BUWOG AG	18,799	540
Oesterreichische Post AG	11,978	520
ANDRITZ AG	6,183	373
CA Immobilien Anlagen AG	14,712	359
		6,281
Belgium (0.1%)
Anheuser-Busch InBev SA	22,235	2,456
Bekaert SA	10,841	551
Orange Belgium SA	4,619	108
D'ieteren SA	419	20
		3,135
Brazil (0.7%)
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	1,685,600	10,049

Alpargatas SA Preference Shares	887,082	3,671
EDP - Energias do Brasil SA	673,400	2,884
Natura Cosmeticos SA	336,826	2,613
Porto Seguro SA	266,922	2,466
MRV Engenharia e Participacoes SA	553,200	2,258
TOTVS SA	240,900	2,193
Qualicorp SA	170,800	1,480
Itausa - Investimentos Itau SA Preference Shares	533,167	1,452
Banco Bradesco SA Preference Shares	132,207	1,123
Cia de Saneamento Basico do Estado de Sao Paulo	111,200	1,063
BTG Pactual Group	189,102	856
TIM Participacoes SA	287,535	850
* Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	34,590	680
* B2W Cia Digital	162,314	573
Embraer SA	118,935	543
* LPS Brasil Consultoria de Imoveis SA	361,200	480
Grendene SA	49,400	382
Magnesita Refratarios SA	19,100	212
Banco ABC Brasil SA Preference Shares	15,400	78
* TPI - Triunfo Participacoes e Investimentos SA	63,500	72
		35,978
Canada (3.0%)
Bank of Montreal	346,100	25,413
Canadian Imperial Bank of Commerce	289,608	23,536
Fairfax Financial Holdings Ltd.	33,386	14,469
Fairfax Financial Holdings Ltd.	27,770	12,020
Rogers Communications Inc. Class B	213,184	10,069
Ritchie Bros Auctioneers Inc.	319,315	9,177
Canadian Natural Resources Ltd.	284,521	8,210
Brookfield Asset Management Inc. Class A	192,117	7,539
Loblaw Cos. Ltd.	93,720	5,214
Capital Power Corp.	266,800	5,003
Royal Bank of Canada	68,237	4,955
Ritchie Bros Auctioneers Inc.	116,334	3,343
Industrial Alliance Insurance & Financial Services Inc.	71,600	3,106
^ PrairieSky Royalty Ltd. (Toronto Shares)	114,611	2,610
Quebecor Inc. Class B	64,900	2,148
Toronto-Dominion Bank	39,674	1,999
Maple Leaf Foods Inc.	70,300	1,775
West Fraser Timber Co. Ltd.	34,300	1,623
BRP Inc.	50,134	1,469
* CGI Group Inc. Class A	25,160	1,286
Constellation Software Inc.	2,200	1,151
* Canfor Corp.	74,500	1,125
^ Just Energy Group Inc.	211,700	1,110
Norbord Inc.	28,500	887
* Great Canadian Gaming Corp.	31,500	580
ZCL Composites Inc.	45,600	458
Martinrea International Inc.	54,600	446
Pure Industrial Real Estate Trust	77,800	413
Granite REIT	9,488	378
* Interfor Corp.	22,400	321
Aimia Inc.	220,786	295
Western Forest Products Inc.	155,200	280
Dorel Industries Inc. Class B	10,000	266
Wajax Corp.	13,400	234
Morguard North American Residential REIT	19,500	231

	North American Energy Partners Inc.	51,369	226
	Empire Co. Ltd.	12,700	217
*	Taseko Mines Ltd.	147,864	188
	AGF Management Ltd. Class B	25,474	132
	E-L Financial Corp. Ltd.	200	130
*	ATS Automation Tooling Systems Inc.	12,700	130
^	Bonavista Energy Corp.	52,020	109
	Morguard Corp.	600	85
	High Arctic Energy Services Inc.	23,300	77
*	Transat AT Inc. Class B	13,200	60
	Rocky Mountain Dealerships Inc.	6,000	46
	High Liner Foods Inc.	2,300	31
	Colliers International Group Inc.	516	29
*	Trisura Group Ltd.	1,020	17
	Dream Hard Asset Alternatives Trust	1,500	7
			154,623
Chile (0.2%)
	Enel Americas SA ADR	343,198	3,236
	Quinenco SA	890,765	2,469
	Cia Cervecerias Unidas SA	177,863	2,333
*	Cia Sud Americana de Vapores SA	9,747,697	368
	Enaex SA	24,425	271
	Enel Generacion Chile SA ADR	9,730	220
*	Geopark Ltd.	13,226	100
			8,997
China (2.5%)
*	Alibaba Group Holding Ltd. ADR	264,258	37,234
*	Baidu Inc. ADR	119,938	21,452
*	Ctrip.com International Ltd. ADR	349,608	18,830
*,^ Autohome Inc. ADR		153,602	6,967
	Kingboard Chemical Holdings Ltd.	1,598,500	6,363
*	China Biologic Products Inc.	52,184	5,902
*	Tsingtao Brewery Co. Ltd.	1,256,000	5,558
*	58.com Inc. ADR	69,457	3,064
	Want Want China Holdings Ltd.	4,012,557	2,708
	China Resources Beer Holdings Co. Ltd.	940,658	2,372
*	Li Ning Co. Ltd.	3,104,333	2,360
*	Yum China Holdings Inc.	50,006	1,972
	China Mengniu Dairy Co. Ltd.	927,000	1,818
	Zhongsheng Group Holdings Ltd.	918,000	1,712
*	Tingyi Cayman Islands Holding Corp.	1,343,608	1,594
	Hengan International Group Co. Ltd.	214,958	1,586
	Shenzhou International Group Holdings Ltd.	171,456	1,127
	China Resources Cement Holdings Ltd.	1,396,000	694
	China Merchants Port Holdings Co. Ltd.	226,000	627
	K Wah International Holdings Ltd.	1,002,000	608
	Ajisen China Holdings Ltd.	1,429,000	578
*	Momo Inc. ADR	14,445	534
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	247,000	421
	China Overseas Grand Oceans Group Ltd.	722,000	385
	Sinotruk Hong Kong Ltd.	527,000	382
	Xingda International Holdings Ltd.	761,000	308
	Kingboard Laminates Holdings Ltd.	246,500	297
	Yuzhou Properties Co. Ltd.	428,000	253
	China Yuchai International Ltd.	10,279	187
	Road King Infrastructure Ltd.	129,000	159

China Communications Services Corp. Ltd.	238,000	137
Tianjin Port Development Holdings Ltd.	560,000	93
* 51job Inc. ADR	1,940	87
* Qinhuangdao Port Co. Ltd.	145,000	51
Minmetals Land Ltd.	224,000	26
TPV Technology Ltd.	68,000	15
		128,461
Colombia (0.1%)
Bancolombia SA ADR	45,054	2,007
Almacenes Exito SA	123,730	623
		2,630
Czech Republic (0.0%)
Komercni banka as	32,313	1,294
UNIPETROL as	7,226	90
		1,384
Denmark (1.6%)
Novo Nordisk Class B	421,407	18,107
Carlsberg Class B	143,017	15,284
H Lundbeck	255,564	14,347
AP Moller - Maersk Class B	6,345	12,776
Vestas Wind Systems	66,578	6,150
Novozymes	118,195	5,171
Coloplast Class B	39,244	3,280
GN Store Nord	70,732	2,065
* William Demant Holding	69,464	1,797
ISS	21,491	844
Danske Bank	8,949	344
SimCorp	800	48
Columbus	17,198	37
Matas	1,827	29
		80,279
Finland (0.7%)
Neste Oyj	449,469	17,736
Tikkurila Oyj	273,780	5,922
Sampo Oyj Class A	71,789	3,683
UPM-Kymmene Oyj	75,396	2,150
Orion Oyj Class B	25,459	1,626
Nokian Renkaat Oyj	38,956	1,613
Wartsila OYJ Abp	11,057	654
Amer Sports Oyj	20,957	524
Orion Oyj Class A	1,758	112
Tieto Oyj	3,127	97
* Vaisala Oyj	1,129	56
		34,173
France (1.5%)
STMicroelectronics NV	746,493	10,735
Bureau Veritas SA	434,996	9,629
Legrand SA	123,240	8,612
L'Oreal SA	41,279	8,607
* Air France-KLM	470,855	6,721
Nexity SA	87,040	5,052
STMicroelectronics NV	219,717	3,159
Peugeot SA	157,305	3,135
BNP Paribas SA	31,324	2,255
Airbus SE	22,081	1,822

	Eurofins Scientific SE	2,973	1,677
	Atos SE	9,833	1,380
	Zodiac Aerospace	48,547	1,319
	AXA SA	43,605	1,194
	Ipsen SA	6,854	938
	Groupe Eurotunnel SE	84,458	901
	Edenred	33,834	883
	Thales SA	7,748	834
	ArcelorMittal	32,686	741
	Neopost SA	15,144	703
*	Teleperformance	5,464	701
	TOTAL SA	10,493	521
	JCDecaux SA	14,557	477
	Sanofi	4,900	470
	BioMerieux	2,095	454
	Vicat SA	4,607	325
	Derichebourg SA	35,346	299
	Elis SA	10,402	238
	Imerys SA	2,208	192
*,^ Vallourec SA		29,703	181
	Savencia SA	962	91
*	Virbac SA	459	74
	Manitou BF SA	2,005	62
	Altamir	2,483	46
	Axway Software SA	1,178	41
			74,469
Germany (2.9%)
	SAP SE	429,798	44,988
	Deutsche Lufthansa AG	994,672	22,668
	Deutsche Boerse AG	184,850	19,526
*	QIAGEN NV	303,814	10,187
	Infineon Technologies AG	424,863	9,024
	Software AG	150,134	6,585
	OSRAM Licht AG	50,843	4,058
	Fresenius Medical Care AG & Co. KGaA	37,069	3,577
	Kloeckner & Co. SE	264,120	2,786
	BASF SE	25,480	2,365
	Deutsche Telekom AG	107,586	1,939
	HOCHTIEF AG	9,197	1,688
	Bayerische Motoren Werke AG	17,925	1,667
	adidas AG	8,240	1,580
	Brenntag AG	25,904	1,502
	Volkswagen AG Preference Shares	9,738	1,488
	Stabilus SA	17,456	1,357
	Axel Springer SE	19,173	1,153
*,^ Trivago NV ADR		44,558	1,054
	Bechtle AG	6,925	890
	CTS Eventim AG & Co. KGaA	19,449	861
	Symrise AG	10,264	728
	Fraport AG Frankfurt Airport Services Worldwide	7,177	635
	Draegerwerk AG & Co. KGaA Preference Shares	4,111	433
	TUI AG	29,295	426
	Fielmann AG	4,930	381
	Hannover Rueck SE	2,318	278
	GEA Group AG	6,040	248
	Borussia Dortmund GmbH & Co. KGaA	34,855	243
	Gerresheimer AG	3,006	242

* Siltronic AG	2,624	223
* Suess MicroTec AG	10,988	130
VERBIO Vereinigte BioEnergie AG	10,208	115
* Heidelberger Druckmaschinen AG	26,160	80
Villeroy & Boch AG Preference Shares	3,021	67
Muehlbauer Holding AG	760	37
Dr Hoenle AG	713	27
		145,236
Greece (0.1%)
Grivalia Properties REIC AE	241,870	2,527
JUMBO SA	61,634	1,126
* Fourlis Holdings SA	161,370	1,082
* Alpha Bank AE	272,983	673
Motor Oil Hellas Corinth Refineries SA	20,654	449
OPAP SA	35,774	405
* Hellenic Petroleum SA	19,568	185
Aegean Airlines SA	5,655	54
		6,501
Hong Kong (1.5%)
AIA Group Ltd.	4,865,600	35,599
Jardine Matheson Holdings Ltd.	228,300	14,656
Sands China Ltd.	1,676,400	7,674
CK Hutchison Holdings Ltd.	367,300	4,609
HSBC Holdings plc	388,000	3,605
ASM Pacific Technology Ltd.	227,200	3,066
* Esprit Holdings Ltd.	3,687,114	1,964
Television Broadcasts Ltd.	309,800	1,167
Hongkong & Shanghai Hotels Ltd.	530,700	958
First Pacific Co. Ltd.	1,289,250	951
Stella International Holdings Ltd.	504,173	905
Dairy Farm International Holdings Ltd.	48,000	378
Goodbaby International Holdings Ltd.	734,000	304
SmarTone Telecommunications Holdings Ltd.	162,694	213
Cheung Kong Property Holdings Ltd.	23,192	181
Microport Scientific Corp.	108,000	85
New World Development Co. Ltd.	61,000	77
* Global Brands Group Holding Ltd.	732,000	77
Texwinca Holdings Ltd.	108,823	66
Ju Teng International Holdings Ltd.	116,000	48
ITC Properties Group Ltd.	66,640	27
Rivera Holdings Ltd.	310,000	24
* PT International Development Co. Ltd.	298,000	23
Oriental Watch Holdings	84,000	18
		76,675
Hungary (0.0%)
MOL Hungarian Oil & Gas plc	12,141	954

India (1.4%)
ICICI Bank Ltd.	4,973,203	22,387
Housing Development Finance Corp. Ltd.	668,115	16,685
Indian Oil Corp. Ltd.	962,266	5,731
Bharat Petroleum Corp. Ltd.	550,395	5,443
Hindustan Petroleum Corp. Ltd.	403,510	3,185
Petronet LNG Ltd.	419,904	2,804
Bharti Airtel Ltd.	304,299	1,787
Axis Bank Ltd.	202,924	1,623

Oil & Natural Gas Corp. Ltd.	636,747	1,549
* SpiceJet Ltd.	746,890	1,525
MRF Ltd.	1,295	1,368
Wipro Ltd.	266,158	1,063
JK Paper Ltd.	549,552	768
Oil India Ltd.	159,120	639
Shriram Transport Finance Co. Ltd.	37,909	586
Chennai Petroleum Corp. Ltd.	97,219	532
* Thirumalai Chemicals Ltd.	41,213	531
Phillips Carbon Black Ltd.	52,577	496
* Mangalore Refinery & Petrochemicals Ltd.	255,195	466
Rain Industries Ltd.	233,338	420
* West Coast Paper Mills Ltd.	92,356	275
Bodal Chemicals Ltd.	86,243	211
Vijaya Bank	176,412	197
* National Fertilizers Ltd.	179,217	196
EID Parry India Ltd.	37,842	181
* Jindal Stainless Hisar Ltd.	75,075	140
* TVS Srichakra Ltd.	2,345	137
Karnataka Bank Ltd.	37,242	94
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	15,857	66
* Venky's India Ltd.	2,350	62
* Tamil Nadu Newsprint & Papers Ltd.	12,748	61
* Kalyani Steels Ltd.	8,917	58
* Vivimed Labs Ltd.	21,991	40
* Hubtown Ltd.	20,321	37
* South Indian Bank Ltd.	18,484	8
		71,351
Indonesia (0.2%)
Telekomunikasi Indonesia Persero Tbk PT	16,281,300	5,529
* Media Nusantara Citra Tbk PT	8,346,650	1,151
United Tractors Tbk PT	545,900	1,123
* Harum Energy Tbk PT	3,829,300	574
Indo Tambangraya Megah Tbk PT	331,000	430
* Bank CIMB Niaga Tbk PT	1,908,400	168
Bank Tabungan Negara Persero Tbk PT	823,300	161
Adaro Energy Tbk PT	874,200	103
* Erajaya Swasembada Tbk PT	2,118,600	100
Agung Podomoro Land Tbk PT	1,654,800	23
		9,362
Ireland (1.6%)
CRH plc	936,299	33,331
* Ryanair Holdings plc ADR	259,201	27,892
* Bank of Ireland	75,374,668	19,801
Paddy Power Betfair plc	12,823	1,367
Irish Continental Group plc	158,768	919
Paddy Power Betfair plc	7,091	757
		84,067
Israel (0.2%)
Bank Hapoalim BM	720,949	4,861
Bank Leumi Le-Israel BM	596,724	2,899
El Al Israel Airlines	361,418	332
* Nova Measuring Instruments Ltd.	2,903	64
Taptica international Ltd.	10,144	48
Knafaim Holdings Ltd.	4,206	45

	Alrov Properties and Lodgings Ltd.	1,208	36
			8,285
Italy (0.5%)
*	Fiat Chrysler Automobiles NV	1,005,436	10,622
	CNH Industrial NV	227,558	2,581
*	UniCredit SPA	119,526	2,239
	Piaggio & C SPA	899,188	2,220
	Luxottica Group SPA ADR	37,918	2,210
	Saipem SPA	280,228	1,038
	Luxottica Group SPA	16,703	972
	Recordati SPA	21,480	871
	De' Longhi SPA	22,080	693
	Autogrill SPA	51,370	623
	Davide Campari-Milano SPA	53,091	375
	Intesa Sanpaolo SPA (Registered)	109,127	347
	Saras SPA	104,270	243
*	Sogefi SPA	16,396	87
	Societa Cattolica di Assicurazioni SCRL	9,828	76
	Biesse SPA	1,667	60
	Panariagroup Industrie Ceramiche SPA	8,203	49
	Gefran SPA	5,291	38
*	Servizi Italia SPA	6,683	35
2	Technogym SPA	2,085	16
			25,395
Japan (6.5%)
	MS&AD Insurance Group Holdings Inc.	1,067,600	36,009
	Daito Trust Construction Co. Ltd.	133,300	20,768
	SMC Corp.	48,300	14,765
	Fujitsu Ltd.	1,902,000	14,068
	Kao Corp.	201,300	11,969
	Secom Co. Ltd.	155,200	11,808
	CyberAgent Inc.	372,800	11,578
	Olympus Corp.	308,300	11,296
	Rohm Co. Ltd.	145,200	11,195
	Japan Exchange Group Inc.	518,000	9,419
	Kansai Paint Co. Ltd.	388,900	8,978
	Advantest Corp.	500,300	8,576
	Tokio Marine Holdings Inc.	162,100	6,745
	Sompo Holdings Inc.	159,500	6,191
*,^ LINE Corp.		178,000	6,179
	Konami Holdings Corp.	104,900	5,839
	KDDI Corp.	219,700	5,811
	USS Co. Ltd.	244,000	4,863
	Kose Corp.	41,100	4,507
	Nippon Telegraph & Telephone Corp.	94,200	4,447
	Nihon Unisys Ltd.	239,300	3,790
	West Japan Railway Co.	42,900	3,035
	Mixi Inc.	52,800	2,938
	Hitachi Ltd.	472,000	2,910
	Dai-ichi Life Holdings Inc.	153,700	2,790
	Seven & i Holdings Co. Ltd.	66,500	2,744
	Sumitomo Mitsui Financial Group Inc.	69,400	2,710
	East Japan Railway Co.	27,300	2,615
	Kirin Holdings Co. Ltd.	127,000	2,591
	Sohgo Security Services Co. Ltd.	57,000	2,573
	Resona Holdings Inc.	449,400	2,482

FUJIFILM Holdings Corp.	62,400	2,250
* Tokyo Electric Power Co. Holdings Inc.	521,400	2,153
Obayashi Corp.	169,200	1,994
NTT Data Corp.	166,500	1,858
Bandai Namco Holdings Inc.	50,950	1,741
Ulvac Inc.	34,800	1,679
Sumitomo Mitsui Trust Holdings Inc.	44,300	1,591
Tohoku Electric Power Co. Inc.	113,800	1,577
Kyocera Corp.	25,600	1,488
Mitsubishi Heavy Industries Ltd.	347,000	1,429
SoftBank Group Corp.	17,000	1,382
Toyota Motor Corp.	25,400	1,335
Gree Inc.	148,200	1,295
Fuji Media Holdings Inc.	93,700	1,277
Nikon Corp.	78,700	1,261
Mizuho Financial Group Inc.	681,800	1,250
LIXIL Group Corp.	49,100	1,231
Toray Industries Inc.	141,600	1,188
Nippon Suisan Kaisha Ltd.	199,800	1,171
Mitsubishi Estate Co. Ltd.	62,100	1,161
Yamada Denki Co. Ltd.	227,800	1,133
^ EDION Corp.	124,100	1,127
Nomura Holdings Inc.	183,300	1,105
Japan Post Holdings Co. Ltd.	86,100	1,071
Morinaga Milk Industry Co. Ltd.	138,000	1,049
Alfresa Holdings Corp.	53,700	1,038
Nippon Television Holdings Inc.	60,870	1,026
Sumitomo Electric Industries Ltd.	57,700	893
Nissan Chemical Industries Ltd.	26,700	885
TIS Inc.	31,300	872
NEC Corp.	327,000	869
NTT Urban Development Corp.	84,000	812
Toyo Seikan Group Holdings Ltd.	47,400	802
Nissan Motor Co. Ltd.	79,300	792
Subaru Corp.	22,800	773
Tokyo Gas Co. Ltd.	147,000	766
Shimizu Corp.	72,000	765
Yamato Holdings Co. Ltd.	37,600	764
Shiseido Co. Ltd.	21,400	763
JFE Holdings Inc.	43,700	761
Kubota Corp.	44,300	749
Otsuka Holdings Co. Ltd.	17,400	743
Maeda Corp.	67,000	739
Omron Corp.	16,600	723
Persol Holdings Co. Ltd.	37,500	705
Haseko Corp.	57,000	694
AEON Financial Service Co. Ltd.	32,100	681
Daifuku Co. Ltd.	22,700	681
Suntory Beverage & Food Ltd.	14,500	674
Obic Co. Ltd.	10,800	665
SCSK Corp.	14,800	665
YA-MAN Ltd.	8,100	662
Casio Computer Co. Ltd.	42,600	657
Ryohin Keikaku Co. Ltd.	2,600	651
Isetan Mitsukoshi Holdings Ltd.	64,600	650
ITOCHU Corp.	43,400	646
Sekisui Chemical Co. Ltd.	35,900	644

Saizeriya Co. Ltd.	20,700	603
Daiwa House Industry Co. Ltd.	17,600	602
Round One Corp.	62,400	591
Sawai Pharmaceutical Co. Ltd.	10,400	584
NET One Systems Co. Ltd.	61,500	584
Matsumotokiyoshi Holdings Co. Ltd.	10,100	575
Marui Group Co. Ltd.	36,700	542
Taisei Corp.	59,000	540
TDK Corp.	8,000	529
Sumitomo Dainippon Pharma Co. Ltd.	38,100	520
Toyo Suisan Kaisha Ltd.	12,900	495
Sumitomo Chemical Co. Ltd.	85,000	491
Azbil Corp.	12,600	480
Justsystems Corp.	32,000	476
Mitsubishi Corp.	22,600	475
Japan Tobacco Inc.	13,300	467
Mitsubishi Logistics Corp.	34,000	454
Japan Airlines Co. Ltd.	14,300	443
Sumitomo Bakelite Co. Ltd.	61,000	431
Hitachi Capital Corp.	17,800	429
Fukuoka Financial Group Inc.	88,000	420
Noritz Corp.	20,800	413
ANA Holdings Inc.	117,000	407
Bridgestone Corp.	9,100	393
Kanematsu Corp.	186,000	382
Tokyo Electron Ltd.	2,800	379
SHO-BOND Holdings Co. Ltd.	7,400	374
NH Foods Ltd.	12,000	365
Mitsubishi UFJ Financial Group Inc.	52,100	351
Onward Holdings Co. Ltd.	46,000	340
* Renesas Electronics Corp.	38,900	340
TechnoPro Holdings Inc.	8,400	338
Nishimatsu Construction Co. Ltd.	58,000	308
Duskin Co. Ltd.	11,700	301
Senko Group Holdings Co. Ltd.	44,600	290
Kajima Corp.	33,000	279
Nomura Co. Ltd.	11,100	253
Furukawa Electric Co. Ltd.	5,600	250
Hoshizaki Corp.	2,700	245
Ushio Inc.	17,600	222
Soliton Systems KK	18,500	207
Nippon Signal Company Ltd.	22,100	204
Information Development Co.	15,900	201
Takasago Thermal Engineering Co. Ltd.	11,100	181
Seed Co. Ltd.	7,700	174
Aeon Delight Co. Ltd.	5,300	172
Studio Alice Co. Ltd.	8,400	171
PAPYLESS Co. Ltd.	6,400	168
ZERIA Pharmaceutical Co. Ltd.	8,800	163
Nisshin Oillio Group Ltd.	27,000	158
OSG Corp.	6,400	131
Prima Meat Packers Ltd.	22,000	129
Tokyo Theatres Co. Inc.	102,000	129
Albis Co. Ltd.	2,700	123
Sansei Technologies Inc.	15,200	120
Nippon Flour Mills Co. Ltd.	7,000	112
Daibiru Corp.	9,500	99

Sumitomo Seika Chemicals Co. Ltd.	2,000	98
Tomoe Engineering Co. Ltd.	5,900	95
Gunze Ltd.	26,000	93
Koshidaka Holdings Co. Ltd.	3,700	93
Feed One Co. Ltd.	44,800	91
Atsugi Co. Ltd.	81,000	87
KYORIN Holdings Inc.	3,800	84
St. Marc Holdings Co. Ltd.	2,700	83
Wakita & Co. Ltd.	7,100	83
Starts Corp. Inc.	3,400	81
* Diamond Dining Co. Ltd.	4,000	81
Kanamoto Co. Ltd.	2,400	80
Menicon Co. Ltd.	2,400	79
Kohnan Shoji Co. Ltd.	4,200	78
* Voyage Group Inc.	3,800	78
Nippon Steel & Sumikin Bussan Corp.	1,600	77
^ Marvelous Inc.	7,100	70
Daikyo Inc.	33,000	67
PIA Corp.	2,000	67
Ateam Inc.	2,500	66
Towa Pharmaceutical Co. Ltd.	1,400	65
Mochida Pharmaceutical Co. Ltd.	900	65
Paramount Bed Holdings Co. Ltd.	1,400	61
Ichinen Holdings Co. Ltd.	5,400	59
Mitsuboshi Belting Ltd.	5,000	56
Oyo Corp.	3,900	55
Nihon Eslead Corp.	3,300	54
Kondotec Inc.	6,400	54
Sun-Wa Technos Corp.	3,900	52
Konishi Co. Ltd.	3,600	52
Nippon Chemiphar Co. Ltd.	1,100	51
ASKA Pharmaceutical Co. Ltd.	3,300	50
Kyoritsu Printing Co. Ltd.	15,900	48
ASAHI YUKIZAI Corp.	21,000	46
Japan Pulp & Paper Co. Ltd.	12,000	45
Lonseal Corp.	1,900	45
Showa Sangyo Co. Ltd.	8,000	44
Sawada Holdings Co. Ltd.	4,800	42
AGS Corp.	2,900	41
Kitz Corp.	4,300	40
St-Care Holding Corp.	2,700	40
Nikko Co. Ltd.	2,000	40
Ichiken Co. Ltd.	11,000	39
Takano Co. Ltd.	3,600	36
Nakano Corp.	6,300	35
Tigers Polymer Corp.	5,100	34
Maruzen Showa Unyu Co. Ltd.	8,000	34
Eco's Co. Ltd.	3,100	34
Shibaura Mechatronics Corp.	11,000	33
Taiko Bank Ltd.	15,000	32
Nippon Care Supply Co. Ltd.	2,600	31
* Terasaki Electric Co. Ltd.	2,800	31
NJS Co. Ltd.	2,500	31
Shibusawa Warehouse Co. Ltd.	9,000	29
Tachibana Eletech Co. Ltd.	2,100	29
Takisawa Machine Tool Co. Ltd.	18,000	28
JVC Kenwood Corp.	9,200	27

Furuno Electric Co. Ltd.	4,500	27
* Nihon Dengi Co. Ltd.	1,100	27
Yaizu Suisankagaku Industry Co. Ltd.	2,200	24
Kohsoku Corp.	2,300	22
Japan Transcity Corp.	3,000	12
		329,129
Kenya (0.0%)
Equity Group Holdings Ltd.	239,600	87
* East African Breweries Ltd.	6,000	15
		102
Malaysia (0.5%)
Tenaga Nasional Bhd.	6,363,500	20,965
Top Glove Corp. Bhd.	361,800	485
Petronas Dagangan Bhd.	55,800	313
Ann Joo Resources Bhd.	353,300	259
Malaysian Pacific Industries Bhd.	73,000	229
Hong Leong Bank Bhd.	51,000	186
HeveaBoard Bhd.	510,000	168
VS Industry Bhd.	263,600	127
* AirAsia X Bhd.	1,130,800	108
Padini Holdings Bhd.	115,700	95
* Lion Industries Corp. Bhd.	330,200	92
Lingkaran Trans Kota Holdings Bhd.	49,000	67
* Hibiscus Petroleum Bhd.	637,200	61
* Favelle Favco Bhd.	56,200	37
Batu Kawan Bhd.	7,300	32
Uchi Technologies Bhd.	73,400	32
IOI Properties Group Bhd.	51,000	26
		23,282
Mexico (0.1%)
Mexichem SAB de CV	355,228	954
Industrias Bachoco SAB de CV Class B	171,698	821
America Movil SAB de CV ADR	42,572	678
Grupo Elektra SAB DE CV	15,454	649
* Grupo Simec SAB de CV Class B	104,998	370
Corp Inmobiliaria Vesta SAB de CV	164,929	244
* Rassini SAB de CV	32,481	161
Macquarie Mexico Real Estate Management SA de CV	91,124	108
OHL Mexico SAB de CV	57,231	83
* Grupo Cementos de Chihuahua SAB de CV	12,180	63
Consorcio ARA SAB de CV	103,229	34
* Industrias CH SAB de CV Class B	3,722	18
		4,183
Netherlands (0.8%)
Unilever NV	437,238	24,136
Heineken NV	52,399	5,095
Akzo Nobel NV	24,392	2,121
Koninklijke Philips NV	45,413	1,617
Koninklijke KPN NV	413,052	1,322
Heineken Holding NV	13,981	1,282
Koninklijke Ahold Delhaize NV	62,001	1,183
Boskalis Westminster	27,794	903
ASR Nederland NV	13,546	457
ASML Holding NV	3,153	411
Randstad Holding NV	4,496	262
Van Lanschot Kempen NV Class A	8,034	223

Accell Group	2,234	73
KAS Bank NV	3,017	34
		39,119
New Zealand (0.0%)
Spark New Zealand Ltd.	429,454	1,190
* a2 Milk Co. Ltd.	186,628	539
Air New Zealand Ltd.	109,734	262
PGG Wrightson Ltd.	38,951	17
		2,008
Norway (0.3%)
Schibsted ASA Class A	293,152	7,081
Schibsted ASA Class B	293,152	6,484
Statoil ASA	47,701	791
DNB ASA	37,812	644
SpareBank 1 Nord Norge	15,981	109
Atea ASA	6,653	89
Aker ASA	2,298	75
		15,273
Other (0.3%)
3 Vanguard FTSE Emerging Markets ETF	358,679	14,645

Peru (0.0%)
Cia de Minas Buenaventura SAA ADR	72,277	831

Philippines (0.0%)
Energy Development Corp.	6,331,100	759
Lopez Holdings Corp.	2,985,049	427
San Miguel Corp.	104,640	216
Petron Corp.	706,200	135
		1,537
Poland (0.1%)
* Grupa Lotos SA	219,952	3,029
Polski Koncern Naftowy ORLEN SA	73,601	2,223
Polskie Gornictwo Naftowe i Gazownictwo SA	347,186	592
Bank Pekao SA	15,898	535
* Stalprodukt SA	1,161	161
* Tauron Polska Energia SA	91,834	89
* Impexmetal SA	51,625	61
		6,690
Qatar (0.0%)
Ooredoo QSC	27,036	678
Qatar National Bank QPSC	9,750	338
Qatar Fuel QSC	8,491	252
		1,268
Russia (0.6%)
* Yandex NV Class A	752,829	19,754
Sberbank of Russia PJSC ADR	1,131,899	11,729
Lukoil PJSC ADR	19,751	963
O'Key Group SA GDR	162,694	296
		32,742
Singapore (0.4%)
DBS Group Holdings Ltd.	799,200	12,028
United Overseas Bank Ltd.	140,500	2,359
Great Eastern Holdings Ltd.	107,200	1,932
Oversea-Chinese Banking Corp. Ltd.	209,600	1,642

Venture Corp. Ltd.	149,100	1,305
Haw Par Corp. Ltd.	76,641	623
GL Ltd.	574,700	298
United Industrial Corp. Ltd.	81,100	187
* Cogent Holdings Ltd.	228,500	124
Hotung Investment Holdings Ltd.	52,400	71
Yanlord Land Group Ltd.	47,000	60
CITIC Envirotech Ltd.	62,700	33
		20,662
South Africa (1.9%)
Naspers Ltd.	326,136	64,227
Sappi Ltd.	1,251,784	8,330
Standard Bank Group Ltd.	453,225	4,991
MTN Group Ltd.	559,381	4,876
Exxaro Resources Ltd.	521,872	3,708
FirstRand Ltd.	863,242	3,113
Telkom SA SOC Ltd.	334,989	1,576
Investec Ltd.	164,024	1,209
* Anglo American Platinum Ltd.	38,969	893
JSE Ltd.	91,614	858
Old Mutual plc	341,075	853
Barloworld Ltd.	94,005	781
Tsogo Sun Holdings Ltd.	347,106	595
Wilson Bayly Holmes-Ovcon Ltd.	37,095	397
Reunert Ltd.	63,131	354
MMI Holdings Ltd.	212,996	330
* Grindrod Ltd.	385,062	326
AECI Ltd.	31,218	254
* Super Group Ltd.	86,136	242
DataTec Ltd.	37,450	172
Merafe Resources Ltd.	1,538,151	150
* African Phoenix Investments Ltd.	2,379,403	120
Blue Label Telecoms Ltd.	65,085	74
Metair Investments Ltd.	30,530	44
* Absa Bank Ltd. Prior Pfd.	553	31
Delta Property Fund Ltd.	54,475	31
* Allied Electronics Corp. Ltd.	29,997	26
Hudaco Industries Ltd.	2,008	20
Omnia Holdings Ltd.	1,847	19
African Oxygen Ltd.	11,498	17
		98,617
South Korea (3.6%)
Samsung Electronics Co. Ltd.	30,893	64,345
Samsung Electronics Co. Ltd. GDR	32,887	34,096
SK Hynix Inc.	499,690	29,422
LG Display Co. Ltd.	455,817	14,742
LG Electronics Inc.	200,932	14,096
Shinhan Financial Group Co. Ltd.	119,660	5,163
KT Corp.	98,618	2,812
Hana Financial Group Inc.	57,351	2,265
Hyundai Motor Co.	15,170	2,115
Lotte Shopping Co. Ltd.	6,803	1,805
Hanwha Chemical Corp.	58,647	1,548
LG Corp.	22,036	1,490
S-1 Corp.	13,329	1,130
Hyundai Elevator Co. Ltd.	18,931	1,015

POSCO	4,021	1,007
SK Innovation Co. Ltd.	7,241	1,003
Samsung Fire & Marine Insurance Co. Ltd.	3,819	940
GS Home Shopping Inc.	4,304	870
Hite Jinro Co. Ltd.	41,777	851
CJ O Shopping Co. Ltd.	4,057	679
Dongkuk Steel Mill Co. Ltd.	47,813	611
Poongsan Corp.	12,087	454
LG Uplus Corp.	27,790	379
Jahwa Electronics Co. Ltd.	13,375	252
Visang Education Inc.	18,447	230
Unid Co. Ltd.	2,961	125
KISCO Corp.	2,983	120
* YeaRimDang Publishing Co. Ltd.	10,877	113
Mirae Asset Life Insurance Co. Ltd.	23,475	108
Seohan Co. Ltd.	34,322	79
* Asia Cement Co. Ltd.	875	64
LF Corp.	2,318	61
Interpark Holdings Corp.	11,428	60
ESTec Corp.	5,334	59
* Ssangyong Motor Co.	8,930	53
POSCO Coated & Color Steel Co. Ltd.	1,349	47
Posco M-Tech Co. Ltd.	19,615	45
		184,254
Spain (0.4%)
* ACS Actividades de Construccion y Servicios SA	282,845	10,936
Distribuidora Internacional de Alimentacion SA	1,414,167	8,825
Viscofan SA	19,574	1,160
* Acerinox SA	68,716	943
Mediaset Espana Comunicacion SA	52,860	658
* ACS Actividades de Construccion y Servicios SA Rights (Expire 7/17/2017)	282,845	226
Banco Santander SA	23,076	153
		22,901
Sweden (1.2%)
Svenska Handelsbanken AB Class A	1,670,277	23,922
Atlas Copco AB Class B	608,315	21,026
Volvo AB Class B	305,653	5,212
Assa Abloy AB Class B	158,002	3,483
Electrolux AB Class B	70,598	2,315
Sandvik AB	103,304	1,626
Swedish Match AB	26,337	928
Millicom International Cellular SA	15,040	890
Nordea Bank AB	60,952	776
Modern Times Group MTG AB Class B	17,869	615
Telefonaktiebolaget LM Ericsson Class B	73,802	531
Saab AB Class B	5,089	252
Oriflame Holding AG	5,847	220
Bonava AB	11,071	189
* Paradox Interactive AB	4,461	36
* Sectra AB Class B	1,479	30
Proact IT Group AB	1,221	30
		62,081
Switzerland (2.4%)
Nestle SA	345,216	30,109
Cie Financiere Richemont SA	309,306	25,595
Schindler Holding AG	103,396	21,921

Novartis AG	145,316	12,138
OC Oerlikon Corp. AG	605,523	7,969
Geberit AG	15,201	7,098
Adecco Group AG	51,514	3,924
Logitech International SA	99,158	3,649
Roche Holding AG	12,959	3,311
UBS Group AG	97,293	1,655
Cie Financiere Richemont SA	123,180	1,018
Sonova Holding AG	5,958	969
DKSH Holding AG	11,021	896
Vontobel Holding AG	6,876	448
Valora Holding AG	1,010	323
Helvetia Holding AG	422	242
		121,265
Taiwan (2.6%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,356,486	47,423
Hon Hai Precision Industry Co. Ltd.	8,643,717	33,226
United Microelectronics Corp.	18,021,000	8,746
Taiwan Semiconductor Manufacturing Co. Ltd.	1,034,577	7,068
* HTC Corp.	2,415,000	5,759
Tripod Technology Corp.	796,000	2,536
Yungtay Engineering Co. Ltd.	1,453,000	2,476
Teco Electric and Machinery Co. Ltd.	2,160,190	2,076
Chroma ATE Inc.	624,000	2,010
Delta Electronics Inc.	306,488	1,677
Wistron Corp.	1,264,862	1,286
Formosa Petrochemical Corp.	370,000	1,276
PChome Online Inc.	163,376	1,263
Pegatron Corp.	391,000	1,223
* TPK Holding Co. Ltd.	380,000	1,164
Compeq Manufacturing Co. Ltd.	1,418,000	1,154
General Interface Solution Holding Ltd.	151,000	1,117
Elite Material Co. Ltd.	224,000	1,086
* Asia Optical Co. Inc.	596,000	1,063
Ruentex Industries Ltd.	634,164	946
Lite-On Technology Corp.	534,978	878
Inventec Corp.	847,000	690
China General Plastics Corp.	726,000	673
* APCB Inc.	597,000	626
Gemtek Technology Corp.	490,000	476
* Global Brands Manufacture Ltd.	1,247,000	459
Unimicron Technology Corp.	752,000	436
Alpha Networks Inc.	462,000	422
Acter Co. Ltd.	76,000	406
Primax Electronics Ltd.	186,000	381
Topoint Technology Co. Ltd.	453,000	369
Acer Inc.	624,000	327
Cheng Uei Precision Industry Co. Ltd.	207,000	284
Giantplus Technology Co. Ltd.	444,000	266
Gigabyte Technology Co. Ltd.	178,000	240
Career Technology MFG. Co. Ltd.	306,000	210
* Feedback Technology Corp.	93,000	205
Global Unichip Corp.	47,000	199
Marketech International Corp.	130,000	171
Hannstar Board Corp.	267,000	143
Coretronic Corp.	100,000	137
Lite-On Semiconductor Corp.	117,000	121

* Shanghai Commercial & Savings Bank Ltd.	114,814	118
* All Ring Tech Co. Ltd.	59,000	112
ITEQ Corp.	48,000	70
Taiflex Scientific Co. Ltd.	46,000	59
Sheng Yu Steel Co. Ltd.	49,000	58
Chun Yuan Steel	144,000	58
Raydium Semiconductor Corp.	26,941	57
Stark Technology Inc.	56,000	55
Union Bank Of Taiwan	169,000	52
DA CIN Construction Co. Ltd.	74,000	49
* Grand Ocean Retail Group Ltd.	51,000	44
Advancetek Enterprise Co. Ltd.	56,000	40
Taiwan Surface Mounting Technology Corp.	41,000	34
* Unizyx Holding Corp.	69,000	34
* Audix Corp.	23,000	30
* Airmate Cayman International Co. Ltd.	29,000	29
		133,593
Thailand (0.2%)
Bangkok Bank PCL (Foreign)	435,400	2,523
Star Petroleum Refining PCL	3,939,300	1,692
BEC World PCL (Foreign)	1,393,800	862
Kasikornbank PCL (Foreign)	136,600	802
Banpu PCL	1,604,500	783
Thai Oil PCL	334,400	777
Sansiri PCL	5,822,000	387
IRPC PCL	2,207,400	347
* Polyplex Thailand PCL	680,100	264
Kiatnakin Bank PCL	94,800	199
* Esso Thailand PCL	652,300	194
Susco PCL	1,560,300	160
Padaeng Industry PCL	262,200	156
MCS Steel PCL	325,900	148
KGI Securities Thailand PCL	680,200	80
Sena Development PCL	495,656	56
* SVI PCL	262,400	47
Pacific Pipe PCL	110,500	18
* Tata Steel Thailand PCL	560,300	16
		9,511
Turkey (0.3%)
Turkiye Halk Bankasi AS	1,223,311	4,572
Turkiye Garanti Bankasi AS	1,009,881	2,811
Tupras Turkiye Petrol Rafinerileri AS	75,351	2,168
Tekfen Holding AS	556,564	1,379
* Yapi ve Kredi Bankasi AS	793,798	1,013
Ulker Biskuvi Sanayi AS	156,697	989
* Vestel Elektronik Sanayi ve Ticaret AS	336,685	657
Trakya Cam Sanayii AS	325,627	358
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	111,175	356
Kordsa Teknik Tekstil AS	143,861	343
Anadolu Cam Sanayii AS	117,613	120
		14,766
United Arab Emirates (0.0%)
* Emirates NBD PJSC	80,703	179

United Kingdom (4.6%)
Prudential plc	2,536,608	58,225

	Reckitt Benckiser Group plc	192,828	19,548
	Rolls-Royce Holdings plc	1,163,520	13,495
	Hays plc	4,682,247	10,124
	WPP plc	478,846	10,083
	Spectris plc	263,291	8,656
	Intertek Group plc	68,359	3,755
	Land Securities Group plc	273,152	3,606
*	Compass Group plc	169,125	3,570
	Rightmove plc	60,423	3,343
	SSP Group plc	497,713	3,084
	Unilever plc	56,591	3,063
	Redrow plc	411,825	2,935
	Bunzl plc	95,135	2,836
	BP plc	474,288	2,738
2	Auto Trader Group plc	541,322	2,680
	HomeServe plc	263,527	2,522
	TUI AG	168,225	2,452
	RELX NV	111,651	2,414
*	Standard Chartered plc	230,212	2,332
*,2 ConvaTec Group plc		553,790	2,301
	Diageo plc	74,951	2,215
	3i Group plc	183,412	2,157
	G4S plc	473,984	2,016
	Tate & Lyle plc	227,103	1,957
	BAE Systems plc	227,750	1,880
2	Merlin Entertainments plc	298,078	1,866
	Lloyds Banking Group plc	2,047,509	1,765
	Experian plc	81,477	1,672
	ITV plc	701,990	1,662
	Barclays plc	619,326	1,638
	Provident Financial plc	50,222	1,593
	Ferrexpo plc	588,405	1,585
	NEX Group plc	190,781	1,552
	Carnival plc	23,077	1,526
	DCC plc	16,521	1,505
*	Global Ports Investments plc GDR	395,377	1,437
	Capita plc	158,899	1,432
	WH Smith plc	59,320	1,324
	Glencore plc	352,958	1,323
	Admiral Group plc	49,988	1,304
	Antofagasta plc	122,378	1,277
	Royal Dutch Shell plc Class A	45,013	1,197
*	Anglo American plc Ordinary Shares	87,172	1,168
	Thomas Cook Group plc	941,693	1,103
	Rio Tinto plc	25,460	1,078
	Royal Dutch Shell plc Class B	40,130	1,077
	Dart Group plc	132,269	1,060
	Pagegroup plc	170,090	1,056
	Drax Group plc	247,726	1,052
*	Serco Group plc	677,656	1,014
	Globaltrans Investment plc GDR	121,076	922
	IG Group Holdings plc	121,574	900
	BGEO Group plc	19,561	890
	Informa plc	99,501	868
	St. James's Place plc	54,062	833
	QinetiQ Group plc	235,265	829
	BHP Billiton plc	51,933	796

2 Worldpay Group plc	194,022	796
Daily Mail & General Trust plc	88,862	772
Moneysupermarket.com Group plc	164,870	759
* Just Eat plc	86,767	741
easyJet plc	40,218	712
GVC Holdings plc	71,463	704
Berkeley Group Holdings plc	15,674	659
Vodafone Group plc	220,228	625
Costain Group plc	100,199	602
Berendsen plc	35,578	570
Jupiter Fund Management plc	86,351	568
International Personal Finance plc	251,684	553
JD Sports Fashion plc	120,475	549
* Tesco plc	245,876	541
National Grid plc	43,450	538
Stagecoach Group plc	201,064	488
Sky plc	37,086	480
Playtech plc	36,171	448
Devro plc	158,285	426
St. Modwen Properties plc	82,644	386
* EI Group plc	214,134	358
Softcat plc	68,495	351
Pets at Home Group plc	158,850	334
Amec Foster Wheeler plc	54,432	332
2 Non-Standard Finance plc	323,829	308
Barratt Developments plc	41,984	308
Smith & Nephew plc	16,695	288
Inchcape plc	27,569	271
Close Brothers Group plc	12,227	241
Staffline Group plc	13,567	234
Vertu Motors plc	355,846	225
Savills plc	18,072	207
National Express Group plc	41,487	198
British American Tobacco plc	2,861	195
Fenner plc	50,911	190
Advanced Medical Solutions Group plc	46,261	175
2 McCarthy & Stone plc	78,911	169
Rotork plc	54,140	166
* Johnson Service Group plc	98,079	165
Helical plc	41,531	163
IMI plc	9,320	145
Dechra Pharmaceuticals plc	5,218	116
SThree plc	26,014	105
RPS Group plc	29,023	99
Games Workshop Group plc	6,244	98
Brewin Dolphin Holdings plc	20,909	93
Centrica plc	33,239	87
EMIS Group plc	7,037	85
Morgan Sindall Group plc	4,856	78
Watkin Jones plc	29,189	75
Petrofac Ltd.	12,296	71
Millennium & Copthorne Hotels plc	11,598	67
* Gocompare.Com Group plc	47,701	66
J D Wetherspoon plc	4,489	57
U & I Group plc	21,546	53
YouGov plc	13,837	52
* Treatt plc	7,710	47

	Northgate plc	7,969	46
	Headlam Group plc	6,214	44
	FDM Group Holdings plc	4,314	43
	Gamma Communications plc	5,265	42
	dotdigital group plc	46,541	41
*	Victoria Oil & Gas plc	62,096	39
	888 Holdings plc	11,077	37
*	Gateley Holdings plc	15,291	37
	Stock Spirits Group plc	16,023	35
	Amino Technologies plc	12,647	32
	Communisis plc	45,277	30
	Alliance Pharma plc	43,817	29
*	EKF Diagnostics Holdings plc	98,357	29
	Kainos Group plc	8,069	28
	Hargreaves Services plc	5,910	26
*	Tristel plc	9,975	25
*	Lamprell plc	18,327	24
	Trinity Mirror plc	15,721	20
			233,087
United States (49.4%)
Consumer Discretionary (8.4%)
*	Amazon.com Inc.	80,115	77,551
	Royal Caribbean Cruises Ltd.	549,584	60,031
	Walt Disney Co.	290,263	30,840
	Comcast Corp. Class A	786,506	30,611
*	CarMax Inc.	456,251	28,771
*,^ Tesla Inc.		54,373	19,662
	McDonald's Corp.	119,239	18,263
*	Priceline Group Inc.	9,263	17,327
	Omnicom Group Inc.	203,243	16,849
	Harley-Davidson Inc.	233,148	12,595
	Children's Place Inc.	97,350	9,939
	NIKE Inc. Class B	148,511	8,762
	Nutrisystem Inc.	163,108	8,490
*	iRobot Corp.	93,595	7,875
*	Select Comfort Corp.	204,336	7,252
*	TripAdvisor Inc.	181,976	6,952
	Time Warner Inc.	64,430	6,469
*	NVR Inc.	2,301	5,547
*	Liberty Interactive Corp. QVC Group Class A	220,295	5,406
	Big Lots Inc.	110,400	5,332
	TJX Cos. Inc.	62,001	4,475
	Aaron's Inc.	102,408	3,984
*	Taylor Morrison Home Corp. Class A	163,405	3,923
	New York Times Co. Class A	216,452	3,831
	Wolverine World Wide Inc.	125,347	3,511
*	Penn National Gaming Inc.	128,088	2,741
	Williams-Sonoma Inc.	55,905	2,711
*	Pinnacle Entertainment Inc.	134,578	2,659
	PetMed Express Inc.	62,388	2,533
*	AutoZone Inc.	4,361	2,488
*,^ Chegg Inc.		170,310	2,093
	International Game Technology plc	106,044	1,941
	Office Depot Inc.	289,760	1,634
	Pier 1 Imports Inc.	253,754	1,317
	Capella Education Co.	11,827	1,012
*	K12 Inc.	42,048	754

Meredith Corp.	11,287	671
Big 5 Sporting Goods Corp.	39,824	520
* Bridgepoint Education Inc.	35,033	517
* Stoneridge Inc.	28,221	435
MDC Holdings Inc.	12,141	429
* American Public Education Inc.	14,605	345
* AV Homes Inc.	16,712	335
* Beazer Homes USA Inc.	22,325	306
Rocky Brands Inc.	14,203	191
* Cooper-Standard Holdings Inc.	1,806	182
* Tropicana Entertainment Inc.	3,075	131
* Lee Enterprises Inc.	55,796	106
NACCO Industries Inc. Class A	1,383	98
West Marine Inc.	7,559	97
* Townsquare Media Inc. Class A	5,154	53
* Shiloh Industries Inc.	3,765	44
Johnson Outdoors Inc. Class A	893	43
* US Auto Parts Network Inc.	9,467	31
		430,665
Consumer Staples (5.5%)
Coca-Cola Co.	1,202,728	53,942
Procter & Gamble Co.	597,989	52,115
PepsiCo Inc.	326,049	37,655
Colgate-Palmolive Co.	436,710	32,373
Hershey Co.	179,985	19,325
Wal-Mart Stores Inc.	199,576	15,104
Altria Group Inc.	196,892	14,663
Estee Lauder Cos. Inc. Class A	140,437	13,479
Archer-Daniels-Midland Co.	284,951	11,791
Bunge Ltd.	135,424	10,103
Costco Wholesale Corp.	40,895	6,540
Kimberly-Clark Corp.	34,315	4,431
* Blue Buffalo Pet Products Inc.	145,583	3,321
National Beverage Corp.	24,529	2,295
Dean Foods Co.	109,670	1,864
* Central Garden & Pet Co. Class A	61,415	1,844
Sanderson Farms Inc.	8,014	927
* Alliance One International Inc.	5,144	74
		281,846
Energy (1.2%)
Apache Corp.	509,162	24,404
EOG Resources Inc.	221,954	20,091
National Oilwell Varco Inc.	225,513	7,428
* Superior Energy Services Inc.	208,713	2,177
* International Seaways Inc.	80,779	1,751
* Exterran Corp.	61,947	1,654
CVR Energy Inc.	34,174	744
* McDermott International Inc.	86,260	619
* Overseas Shipholding Group Inc. Class A	89,040	237
* TechnipFMC plc	7,146	193
Hallador Energy Co.	20,104	156
Gulf Island Fabrication Inc.	365	4
		59,458
Financials (8.3%)
* Berkshire Hathaway Inc. Class B	303,888	51,470
JPMorgan Chase & Co.	409,852	37,460

Moody's Corp.	279,879	34,056
TD Ameritrade Holding Corp.	711,804	30,600
* Markel Corp.	25,754	25,132
First Republic Bank	237,144	23,738
US Bancorp	401,905	20,867
Travelers Cos. Inc.	157,622	19,944
Leucadia National Corp.	590,604	15,450
Loews Corp.	329,593	15,428
Wells Fargo & Co.	267,461	14,820
Voya Financial Inc.	372,575	13,744
American Express Co.	148,891	12,543
Aflac Inc.	155,288	12,063
Chubb Ltd.	75,255	10,941
MarketAxess Holdings Inc.	51,689	10,395
AGNC Investment Corp.	359,310	7,650
Hartford Financial Services Group Inc.	140,409	7,381
^ Financial Engines Inc.	190,870	6,986
Interactive Brokers Group Inc.	184,605	6,908
* Alleghany Corp.	11,094	6,599
Validus Holdings Ltd.	95,589	4,968
Franklin Resources Inc.	100,206	4,488
Annaly Capital Management Inc.	356,509	4,296
American International Group Inc.	54,316	3,396
Willis Towers Watson plc	22,010	3,202
T. Rowe Price Group Inc.	42,129	3,126
RenaissanceRe Holdings Ltd.	21,531	2,994
M&T Bank Corp.	15,714	2,545
Northern Trust Corp.	21,026	2,044
CNA Financial Corp.	26,236	1,279
First Citizens BancShares Inc. Class A	3,082	1,149
Evercore Partners Inc. Class A	11,550	814
* Athene Holding Ltd. Class A	15,047	746
Everest Re Group Ltd.	1,661	423
Ellington Residential Mortgage REIT	28,148	413
* Enova International Inc.	21,414	318
Solar Capital Ltd.	9,019	197
Cherry Hill Mortgage Investment Corp.	7,048	130
MBT Financial Corp.	10,472	102
Solar Senior Capital Ltd.	4,570	76
National Western Life Group Inc. Class A	211	67
Independent Bank Corp.	2,773	60
American River Bankshares	3,986	58
Stellus Capital Investment Corp.	3,885	53
Riverview Bancorp Inc.	7,705	51
Two River Bancorp	2,084	39
FS Bancorp Inc.	567	25
		421,234
Health Care (8.1%)
Johnson & Johnson	304,196	40,242
Anthem Inc.	208,861	39,293
* Waters Corp.	210,045	38,615
* WellCare Health Plans Inc.	181,452	32,581
* Mettler-Toledo International Inc.	43,784	25,769
Bruker Corp.	730,645	21,072
* PRA Health Sciences Inc.	249,562	18,720
* United Therapeutics Corp.	126,953	16,470
ResMed Inc.	201,776	15,712

* Myriad Genetics Inc.	591,854	15,293
* Seattle Genetics Inc.	279,918	14,483
* VWR Corp.	376,794	12,438
* INC Research Holdings Inc. Class A	208,131	12,176
* Charles River Laboratories International Inc.	109,214	11,047
Baxter International Inc.	158,218	9,578
* Emergent BioSolutions Inc.	257,686	8,738
Merck & Co. Inc.	135,207	8,665
* ABIOMED Inc.	52,385	7,507
* Alnylam Pharmaceuticals Inc.	85,961	6,856
* Bioverativ Inc.	102,523	6,169
* Masimo Corp.	61,512	5,609
Humana Inc.	18,796	4,523
* Globus Medical Inc.	123,078	4,080
* Vertex Pharmaceuticals Inc.	28,639	3,691
* Supernus Pharmaceuticals Inc.	83,984	3,620
* Varian Medical Systems Inc.	27,689	2,857
* AMAG Pharmaceuticals Inc.	154,157	2,836
* PDL BioPharma Inc.	1,114,788	2,753
Cigna Corp.	14,482	2,424
* Bio-Rad Laboratories Inc. Class A	9,102	2,060
* Exelixis Inc.	82,515	2,032
* Molina Healthcare Inc.	28,923	2,001
* Centene Corp.	21,811	1,742
* Lantheus Holdings Inc.	96,090	1,696
* Corcept Therapeutics Inc.	130,086	1,535
Luminex Corp.	47,045	994
* Medpace Holdings Inc.	33,573	974
* Heska Corp.	7,387	754
* BioSpecifics Technologies Corp.	12,051	597
* Triple-S Management Corp. Class B	28,538	483
* Akebia Therapeutics Inc.	29,928	430
* ChemoCentryx Inc.	44,925	420
* Cytokinetics Inc.	34,420	416
* Avadel Pharmaceuticals plc ADR	25,944	286
* SciClone Pharmaceuticals Inc.	23,426	258
* Conatus Pharmaceuticals Inc.	22,376	129
Phibro Animal Health Corp. Class A	2,908	108
* Applied Genetic Technologies Corp.	15,032	77
* Assembly Biosciences Inc.	2,930	60
* Orthofix International NV	1,203	56
* Five Star Senior Living Inc.	35,023	52
* VIVUS Inc.	40,213	49
		411,026
Industrials (4.4%)
General Electric Co.	744,213	20,101
CH Robinson Worldwide Inc.	285,727	19,624
Lincoln Electric Holdings Inc.	205,912	18,962
* United Continental Holdings Inc.	219,124	16,489
ManpowerGroup Inc.	143,067	15,973
^ Wabtec Corp.	164,859	15,085
* Verisk Analytics Inc. Class A	177,108	14,943
3M Co.	57,802	12,034
United Technologies Corp.	74,190	9,059
* Kirby Corp.	133,748	8,941
* SiteOne Landscape Supply Inc.	167,075	8,698
* NOW Inc.	536,100	8,621

* Stericycle Inc.	109,290	8,341
Union Pacific Corp.	58,215	6,340
* Clean Harbors Inc.	93,323	5,210
Wabash National Corp.	216,946	4,768
PACCAR Inc.	69,807	4,610
United Parcel Service Inc. Class B	37,234	4,118
Fastenal Co.	88,087	3,834
Expeditors International of Washington Inc.	65,536	3,702
Toro Co.	46,593	3,228
Brink's Co.	38,894	2,606
* Vectrus Inc.	52,706	1,703
Robert Half International Inc.	29,531	1,415
Kimball International Inc. Class B	48,647	812
* RPX Corp.	52,452	732
* Sterling Construction Co. Inc.	38,751	507
Graco Inc.	2,673	292
AGCO Corp.	4,210	284
Heidrick & Struggles International Inc.	10,480	228
Kelly Services Inc. Class A	9,885	222
* Hawaiian Holdings Inc.	4,537	213
* Titan Machinery Inc.	10,657	192
Argan Inc.	1,297	78
BG Staffing Inc.	3,574	62
		222,027
Information Technology (10.6%)
* Alphabet Inc. Class C	68,926	62,635
* Alphabet Inc. Class A	56,880	52,880
Microsoft Corp.	673,953	46,456
Oracle Corp.	695,736	34,884
* Facebook Inc. Class A	199,251	30,083
Apple Inc.	204,722	29,484
Visa Inc. Class A	269,925	25,314
Mastercard Inc. Class A	199,029	24,172
NVIDIA Corp.	140,833	20,359
Teradyne Inc.	591,850	17,773
Texas Instruments Inc.	184,743	14,212
Lam Research Corp.	98,025	13,864
* PayPal Holdings Inc.	249,930	13,414
Intel Corp.	393,557	13,279
* Electronic Arts Inc.	114,886	12,146
* GrubHub Inc.	275,626	12,017
Accenture plc Class A	82,471	10,200
* Tech Data Corp.	99,523	10,052
Xilinx Inc.	154,580	9,943
* eBay Inc.	262,007	9,149
* Cadence Design Systems Inc.	254,450	8,522
Analog Devices Inc.	99,753	7,761
* Advanced Micro Devices Inc.	617,416	7,705
* Zillow Group Inc.	135,812	6,656
FLIR Systems Inc.	190,196	6,592
Automatic Data Processing Inc.	60,317	6,180
Paychex Inc.	105,165	5,988
* IPG Photonics Corp.	34,704	5,036
Maxim Integrated Products Inc.	110,184	4,947
Dolby Laboratories Inc. Class A	90,069	4,410
* Benchmark Electronics Inc.	117,529	3,796
* MicroStrategy Inc. Class A	17,437	3,342

* Zillow Group Inc. Class A	67,906	3,317
* Kulicke & Soffa Industries Inc.	95,251	1,812
Genpact Ltd.	37,418	1,041
* TTM Technologies Inc.	52,225	907
* Alpha & Omega Semiconductor Ltd.	41,143	686
* PCM Inc.	23,594	442
* Rosetta Stone Inc.	36,525	394
* Net 1 UEPS Technologies Inc.	34,051	336
* Care.com Inc.	8,285	125
* StarTek Inc.	10,168	124
* Insight Enterprises Inc.	2,802	112
* Electro Scientific Industries Inc.	6,531	54
Network-1 Technologies Inc.	9,295	39
* Liquidity Services Inc.	5,975	38
YuMe Inc.	7,117	33
* Rightside Group Ltd.	2,853	30
		542,741
Materials (1.4%)
Praxair Inc.	194,177	25,738
Martin Marietta Materials Inc.	94,925	21,128
PPG Industries Inc.	83,446	9,176
Monsanto Co.	56,373	6,672
* Axalta Coating Systems Ltd.	148,373	4,754
Ternium SA ADR	71,622	2,012
KMG Chemicals Inc.	16,108	784
Mercer International Inc.	54,928	632
Kronos Worldwide Inc.	30,507	556
Stepan Co.	4,371	381
Domtar Corp.	7,933	305
Chase Corp.	1,955	208
		72,346
Real Estate (0.9%)
* Quality Care Properties Inc.	603,925	11,058
CoreCivic Inc.	388,511	10,715
Rayonier Inc.	312,578	8,993
* Howard Hughes Corp.	71,184	8,744
Weyerhaeuser Co.	137,095	4,593
RMR Group Inc. Class A	13,336	649
Xenia Hotels & Resorts Inc.	17,476	338
* Maui Land & Pineapple Co. Inc.	5,013	102
		45,192
Telecommunication Services (0.6%)
AT&T Inc.	795,019	29,996

Total United States		2,516,531
Total Common Stocks (Cost $3,944,818)		4,926,134

		Coupon
Temporary Cash Investments (3.3%)1
Money Market Fund (3.2%)
4,5 Vanguard Market Liquidity Fund		1.181%		1,611,073	161,139

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
6	United States Treasury Bill	0.593%	7/13/17	2,500	2,499
6	United States Treasury Bill	0.622%	7/20/17	500	500
6	United States Treasury Bill	0.923%-0.929%	9/21/17	500	499
6	United States Treasury Bill	0.980%	10/5/17	550	549
6	United States Treasury Bill	0.949%	10/19/17	1,000	997
					5,044
Total Temporary Cash Investments (Cost $166,180)					166,183
Total Investments (100.0%) (Cost $4,110,998)					5,092,317
Other Assets and Liabilities-Net (0.0%)5					605
Net Assets (100%)					5,092,922

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $25,759,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.9% and 2.1%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the aggregate value of these securities was $8,136,000, representing 0.2% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $27,083,000 of collateral received for securities on loan.
6 Securities with a value of $4,444,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—International	437,436	1,972,167	—
Common Stocks—United States	2,516,338	193	—
Temporary Cash Investments	161,139	5,044	—
Futures Contracts—Assets[1]	21	—	—
Futures Contracts—Liabilities[1]	(308)
Forward Currency Contracts—Assets	—	489	—
Forward Currency Contracts—Liabilities	—	(269)	—
Total	3,114,626	1,977,624	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At June 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate	Unrealized
		Number of Long	Settlement Value	Appreciation
Futures Contracts	Expiration	(Short) Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2017	487	58,949	(238)
Dow Jones EURO STOXX 50 Index	September 2017	339	13,266	(309)
Topix Index	September 2017	58	8,319	69
FTSE 100 Index	September 2017	80	7,526	(265)
S&P ASX 200 Index	September 2017	32	3,466	(83)
				(826)

Unrealized appreciation (depreciation) on open E-mini S&P 500 Index, Dow Jones EURO STOXX 50 Index, and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At June 30, 2017, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

				Contract Amount (000)
	Contract					Unrealized Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Goldman Sachs International	9/20/17	EUR	11,893	USD	13,382	261
Morgan Stanley Capital Services LLC	9/12/17	JPY	974,611	USD	8,932	(238)
Bank of America, N.A.	9/20/17	GBP	6,012	USD	7,687	164
BNP Paribas	9/26/17	AUD	4,901	USD	3,729	34
Barclays Bank plc	9/20/17	EUR	786	USD	885	17
Barclays Bank plc	9/20/17	GBP	193	USD	247	5
JPMorgan Chase Bank, N.A.	9/12/17	JPY	27,699	USD	254	(7)
Goldman Sachs International	9/12/17	USD	727	JPY	80,600	8
Barclays Bank plc	9/20/17	USD	717	EUR	638	(14)
BNP Paribas	9/26/17	USD	214	AUD	283	(3)
Goldman Sachs International	9/20/17	USD	281	GBP	220	(7)
						220

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At June 30, 2017, the cost of investment securities for tax purposes was $4,117,872,000. Net unrealized appreciation of investment securities for tax purposes was $974,445,000, consisting of unrealized gains of $1,132,925,000 on securities that had risen in value since their purchase and $158,480,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Strategic Small-Cap Equity Fund

Schedule of Investments (unaudited)
As of June 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)1
Consumer Discretionary (12.3%)
	Nutrisystem Inc.	198,555	10,335
	Bloomin' Brands Inc.	484,625	10,289
	Bob Evans Farms Inc.	139,548	10,024
	Regal Entertainment Group Class A	480,166	9,824
	Children's Place Inc.	94,744	9,673
*	iRobot Corp.	109,837	9,242
	Meredith Corp.	149,223	8,871
*	Cooper-Standard Holdings Inc.	87,418	8,818
*	Burlington Stores Inc.	91,607	8,427
*	MSG Networks Inc.	366,509	8,228
	Brinker International Inc.	214,084	8,157
*	Scientific Games Corp. Class A	310,215	8,097
	Tailored Brands Inc.	698,385	7,794
^	Sturm Ruger & Co. Inc.	116,466	7,238
	Ruth's Hospitality Group Inc.	323,566	7,038
*,^ American Outdoor Brands Corp.		271,656	6,020
*	American Axle & Manufacturing Holdings Inc.	371,652	5,798
	Chico's FAS Inc.	607,043	5,718
*	Sotheby's	82,035	4,403
	Cheesecake Factory Inc.	87,281	4,390
*	Taylor Morrison Home Corp. Class A	182,316	4,377
*	Adtalem Global Education Inc.	92,812	3,522
	PetMed Express Inc.	80,796	3,280
	Group 1 Automotive Inc.	50,175	3,177
*	Iconix Brand Group Inc.	445,514	3,078
	Dana Inc.	109,719	2,450
*	Beazer Homes USA Inc.	176,182	2,417
	Big Lots Inc.	47,534	2,296
*	Visteon Corp.	21,457	2,190
*	Caesars Entertainment Corp.	179,586	2,155
*	Francesca's Holdings Corp.	157,965	1,728
*	EW Scripps Co. Class A	91,642	1,632
	Sinclair Broadcast Group Inc. Class A	49,176	1,618
	Office Depot Inc.	286,107	1,614
	New York Times Co. Class A	88,568	1,568
	MDC Holdings Inc.	41,596	1,470
	Pier 1 Imports Inc.	276,975	1,437
	Tupperware Brands Corp.	13,797	969
	Movado Group Inc.	35,974	908
*	Chegg Inc.	67,142	825
*	Dave & Buster's Entertainment Inc.	12,295	818
			201,913
Consumer Staples (2.9%)
	Universal Corp.	135,267	8,752
	Dean Foods Co.	396,262	6,736
	SpartanNash Co.	197,110	5,117
*	HRG Group Inc.	254,201	4,502
	Fresh Del Monte Produce Inc.	84,975	4,326

*,^ Central Garden & Pet Co.		122,056	3,880
	Ingles Markets Inc. Class A	105,276	3,506
	Sanderson Farms Inc.	28,883	3,340
	John B Sanfilippo & Son Inc.	47,458	2,995
*	SUPERVALU Inc.	441,345	1,452
	National Beverage Corp.	15,370	1,438
*	Central Garden & Pet Co. Class A	39,061	1,173
			47,217
Energy (3.7%)
	Delek US Holdings Inc.	349,831	9,249
*	Unit Corp.	425,928	7,978
*,^ Sanchez Energy Corp.		1,106,731	7,946
*	McDermott International Inc.	1,039,312	7,452
*	Laredo Petroleum Inc.	636,946	6,701
*,^ Resolute Energy Corp.		220,689	6,570
	Archrock Inc.	459,295	5,236
*	Denbury Resources Inc.	3,002,337	4,594
^	RPC Inc.	166,812	3,371
*	REX American Resources Corp.	15,008	1,449
	CVR Energy Inc.	38,802	844
*	Enbridge Energy Management LLC	23,822	367
			61,757
Financials (17.4%)
	Assured Guaranty Ltd.	296,163	12,362
	Synovus Financial Corp.	272,459	12,054
	Hancock Holding Co.	226,568	11,102
*	MGIC Investment Corp.	981,438	10,992
	LPL Financial Holdings Inc.	252,839	10,736
	Primerica Inc.	140,994	10,680
*	Essent Group Ltd.	278,616	10,348
	Washington Federal Inc.	308,931	10,256
	Radian Group Inc.	622,478	10,177
	Evercore Partners Inc. Class A	144,031	10,154
*	Walker & Dunlop Inc.	199,540	9,744
	TCF Financial Corp.	584,367	9,315
	Universal Insurance Holdings Inc.	369,306	9,306
	Federal Agricultural Mortgage Corp.	142,560	9,224
	Nelnet Inc. Class A	191,633	9,009
	CNO Financial Group Inc.	430,812	8,995
*	Flagstar Bancorp Inc.	269,916	8,319
	Central Pacific Financial Corp.	263,522	8,293
	Virtus Investment Partners Inc.	73,704	8,177
*,^ World Acceptance Corp.		106,616	7,987
	Union Bankshares Corp.	221,915	7,523
*	INTL. FCStone Inc.	186,510	7,043
	OFG Bancorp	693,623	6,936
	American Equity Investment Life Holding Co.	243,083	6,388
	First Interstate BancSystem Inc. Class A	169,053	6,289
*,^ BofI Holding Inc.		249,736	5,924
	Cathay General Bancorp	154,340	5,857
	First Merchants Corp.	132,058	5,301
^	HCI Group Inc.	109,610	5,149
*,^ Credit Acceptance Corp.		18,150	4,667
	Popular Inc.	101,174	4,220
	Enterprise Financial Services Corp.	92,953	3,792
	First Horizon National Corp.	145,481	2,534

First Commonwealth Financial Corp.	180,918	2,294
Houlihan Lokey Inc. Class A	64,185	2,240
Greenhill & Co. Inc.	109,962	2,210
First Financial Bancorp	78,303	2,169
* Nationstar Mortgage Holdings Inc.	117,600	2,104
Flushing Financial Corp.	61,003	1,720
First Financial Corp.	34,155	1,616
Heritage Insurance Holdings Inc.	99,071	1,290
Fulton Financial Corp.	59,174	1,124
* Third Point Reinsurance Ltd.	65,090	905
		286,525
Health Care (12.6%)
* Charles River Laboratories International Inc.	124,713	12,615
* Masimo Corp.	123,943	11,301
* INC Research Holdings Inc. Class A	188,669	11,037
* PRA Health Sciences Inc.	146,495	10,989
Chemed Corp.	53,331	10,908
* Inogen Inc.	110,319	10,527
* Tivity Health Inc.	260,942	10,399
* Prestige Brands Holdings Inc.	193,899	10,240
* Array BioPharma Inc.	1,169,937	9,792
* Exelixis Inc.	384,830	9,478
* WellCare Health Plans Inc.	51,399	9,229
* Veeva Systems Inc. Class A	143,402	8,792
Bruker Corp.	298,108	8,597
* OraSure Technologies Inc.	467,530	8,070
* Halyard Health Inc.	174,521	6,855
* Cambrex Corp.	95,106	5,683
* Vanda Pharmaceuticals Inc.	330,945	5,394
* FibroGen Inc.	163,898	5,294
* Emergent BioSolutions Inc.	146,635	4,972
* Coherus Biosciences Inc.	336,947	4,835
HealthSouth Corp.	77,858	3,768
Hill-Rom Holdings Inc.	43,267	3,444
* Cardiovascular Systems Inc.	100,083	3,226
* Heska Corp.	31,306	3,195
* HMS Holdings Corp.	137,561	2,545
* Amphastar Pharmaceuticals Inc.	130,567	2,332
* BioCryst Pharmaceuticals Inc.	413,736	2,300
* LHC Group Inc.	32,882	2,232
* Progenics Pharmaceuticals Inc.	260,126	1,766
* Corcept Therapeutics Inc.	140,826	1,662
* Orthofix International NV	33,602	1,562
* Wright Medical Group NV	39,453	1,085
* Infinity Pharmaceuticals Inc.	666,720	1,047
* Aratana Therapeutics Inc.	141,980	1,027
* Eagle Pharmaceuticals Inc.	11,522	909
		207,107
Industrials (15.2%)
Oshkosh Corp.	168,872	11,632
Brink's Co.	168,847	11,313
* MasTec Inc.	238,206	10,755
Wabash National Corp.	453,208	9,962
Kennametal Inc.	265,461	9,934
* XPO Logistics Inc.	152,068	9,828
* Meritor Inc.	582,345	9,673

	Greenbrier Cos. Inc.	204,497	9,458
	SkyWest Inc.	266,425	9,352
*	TriNet Group Inc.	285,340	9,342
*	Hawaiian Holdings Inc.	193,043	9,063
	Quad/Graphics Inc.	386,757	8,864
*	AECOM	265,912	8,597
	Argan Inc.	142,778	8,567
	General Cable Corp.	503,397	8,231
*	Trex Co. Inc.	120,035	8,122
	Global Brass & Copper Holdings Inc.	258,525	7,898
	Timken Co.	168,609	7,798
	Triumph Group Inc.	225,028	7,111
*	Continental Building Products Inc.	280,305	6,531
*	Chart Industries Inc.	183,728	6,381
*	SPX Corp.	250,160	6,294
	Ennis Inc.	288,113	5,503
	Orbital ATK Inc.	54,880	5,398
*	ACCO Brands Corp.	451,828	5,264
	GATX Corp.	78,398	5,039
	LSC Communications Inc.	223,222	4,777
*	MRC Global Inc.	267,973	4,427
*	Atkore International Group Inc.	179,618	4,050
*	TrueBlue Inc.	146,108	3,872
	Spirit AeroSystems Holdings Inc. Class A	61,208	3,546
*	Rush Enterprises Inc. Class A	82,907	3,082
*	YRC Worldwide Inc.	167,698	1,865
*	RPX Corp.	112,524	1,570
*	Univar Inc.	46,446	1,356
*	SP Plus Corp.	39,424	1,204
	Graco Inc.	9,574	1,046
	Huntington Ingalls Industries Inc.	4,880	908
*	Swift Transportation Co.	32,905	872
*	Harsco Corp.	51,560	830
	Aircastle Ltd.	36,529	794
	Brady Corp. Class A	22,875	775
			250,884
Information Technology (16.4%)
	CSRA Inc.	387,126	12,291
	SYNNEX Corp.	95,066	11,404
*	NCR Corp.	269,048	10,988
*	Cirrus Logic Inc.	172,757	10,835
	Booz Allen Hamilton Holding Corp. Class A	324,636	10,564
*	CACI International Inc. Class A	82,231	10,283
	Science Applications International Corp.	144,442	10,027
*	TTM Technologies Inc.	560,525	9,731
	Travelport Worldwide Ltd.	698,047	9,605
*	Anixter International Inc.	122,420	9,573
*	Unisys Corp.	725,138	9,282
*	Itron Inc.	136,058	9,218
*	Square Inc.	392,747	9,214
*	ePlus Inc.	121,618	9,012
*	Synaptics Inc.	171,328	8,859
*	Box Inc.	481,168	8,777
	ManTech International Corp. Class A	201,767	8,349
*,^ Match Group Inc.		476,800	8,287
*	Tech Data Corp.	81,509	8,232
*	Amkor Technology Inc.	819,166	8,003

* Advanced Micro Devices Inc.	630,152	7,864
TeleTech Holdings Inc.	176,472	7,200
* Plexus Corp.	129,458	6,806
DXC Technology Co.	76,610	5,878
* Sykes Enterprises Inc.	174,921	5,865
* Blucora Inc.	274,778	5,825
* Sanmina Corp.	152,830	5,823
Brooks Automation Inc.	190,961	4,142
* Zebra Technologies Corp.	35,994	3,618
* TrueCar Inc.	160,062	3,190
* Kulicke & Soffa Industries Inc.	162,784	3,096
* Advanced Energy Industries Inc.	42,913	2,776
* Avid Technology Inc.	518,993	2,730
* Five9 Inc.	117,889	2,537
Pegasystems Inc.	34,465	2,011
* Sigma Designs Inc.	293,500	1,717
* Extreme Networks Inc.	185,810	1,713
* Alpha & Omega Semiconductor Ltd.	102,212	1,704
* Benchmark Electronics Inc.	49,727	1,606
CSG Systems International Inc.	33,811	1,372
* ShoreTel Inc.	140,438	815
		270,822
Materials (6.2%)
Huntsman Corp.	480,036	12,404
* Louisiana-Pacific Corp.	440,025	10,609
Trinseo SA	153,707	10,560
* Cliffs Natural Resources Inc.	1,455,946	10,075
Chemours Co.	224,856	8,526
* AK Steel Holding Corp.	1,278,124	8,397
* Owens-Illinois Inc.	350,504	8,384
Rayonier Advanced Materials Inc.	527,420	8,291
* Koppers Holdings Inc.	211,331	7,640
Greif Inc. Class A	131,414	7,330
Kronos Worldwide Inc.	173,196	3,156
A Schulman Inc.	76,613	2,452
Mercer International Inc.	201,801	2,321
* AdvanSix Inc.	47,920	1,497
* Ingevity Corp.	14,766	847
		102,489
Real Estate (9.4%)
Hospitality Properties Trust	380,091	11,080
LaSalle Hotel Properties	359,472	10,712
Sunstone Hotel Investors Inc.	663,164	10,690
Ryman Hospitality Properties Inc.	159,891	10,235
Summit Hotel Properties Inc.	531,464	9,912
GEO Group Inc.	334,227	9,883
Lexington Realty Trust	984,572	9,757
Sabra Health Care REIT Inc.	403,447	9,723
Select Income REIT	386,517	9,288
DiamondRock Hospitality Co.	699,235	7,657
Government Properties Income Trust	362,756	6,642
Outfront Media Inc.	286,943	6,634
^ CBL & Associates Properties Inc.	745,787	6,287
New Senior Investment Group Inc.	592,708	5,957
Ashford Hospitality Trust Inc.	626,810	3,811
Tier REIT Inc.	191,518	3,539

Washington Prime Group Inc.			289,519	2,423
Colony NorthStar Inc. Class A			152,069	2,143
Getty Realty Corp.			76,782	1,927
CoreCivic Inc.			67,545	1,863
RLJ Lodging Trust			83,362	1,656
Xenia Hotels & Resorts Inc.			83,970	1,626
Hersha Hospitality Trust Class A			79,840	1,478
Potlatch Corp.			31,671	1,447
Altisource Residential Corp.			98,654	1,277
One Liberty Properties Inc.			52,185	1,223
Universal Health Realty Income Trust			13,675	1,088
Brandywine Realty Trust			55,632	975
Independence Realty Trust Inc.			92,252	911
Chatham Lodging Trust			41,254	829
RAIT Financial Trust			376,313	824
Pebblebrook Hotel Trust			25,412	819
				154,316
Telecommunication Services (0.7%)
Cincinnati Bell Inc.			203,663	3,982
Windstream Holdings Inc.			843,324	3,272
Cogent Communications Holdings Inc.			63,977	2,566
Telephone & Data Systems Inc.			40,916	1,135
				10,955
Utilities (2.8%)
PNM Resources Inc.			260,669	9,971
^ Spark Energy Inc. Class A			342,972	6,448
Otter Tail Corp.			133,801	5,299
Ormat Technologies Inc.			68,135	3,998
NorthWestern Corp.			61,656	3,762
Portland General Electric Co.			65,916	3,012
Hawaiian Electric Industries Inc.			88,551	2,867
Unitil Corp.			58,007	2,802
NRG Yield Inc.			123,525	2,174
Southwest Gas Holdings Inc.			27,707	2,024
Black Hills Corp.			29,390	1,983
Vectren Corp.			26,560	1,552
				45,892
Total Common Stocks (Cost $1,401,228)				1,639,877
	Coupon
Temporary Cash Investments (1.6%)1
Money Market Fund (1.6%)
2,3 Vanguard Market Liquidity Fund	1.181%		265,038	26,509

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 United States Treasury Bill	0.929%	9/21/17	500	499
Total Temporary Cash Investments (Cost $27,005)				27,008
Total Investments (101.2%) (Cost $1,428,233)				1,666,885
Other Assets and Liabilities-Net (-1.2%)3				(20,359)
Net Assets (100%)				1,646,526

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $19,828,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $21,300,000 of collateral received for securities on loan.
4 Securities with a value of $499,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,639,877	—	—
Temporary Cash Investments	26,509	499	—
Futures Contracts—Liabilities[1]	(18)	—	—
Total	1,666,368	499	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered

Strategic Small-Cap Equity Fund

into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At June 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement Unrealized
		Long (Short)	Value Long Appreciation
Futures Contracts	Expiration	Contracts	(Short) (Depreciation)
E-mini Russell 2000 Index	September 2017	97	6,859 (1)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At June 30, 2017, the cost of investment securities for tax purposes was $1,428,257,000. Net unrealized appreciation of investment securities for tax purposes was $238,628,000, consisting of unrealized gains of $300,974,000 on securities that had risen in value since their purchase and $62,346,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD HORIZON FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: August 17, 2017
VANGUARD HORIZON FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 17, 2017

* By:/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548,
Incorporated by Reference.